UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 4.5%
Auto Parts & Equipment – 4.2%
American Axle & Manufacturing Holdings, Inc. (a)	1,904	$36,804
Autoliv, Inc.	2,624	240,726
BorgWarner, Inc.	6,382	363,902
Dana Holding Corp.	4,373	89,472
Delphi Automotive PLC	8,521	587,779
Dorman Products, Inc. (a)	875	40,565
Drew Industries, Inc.	640	30,758
Federal-Mogul Holdings Corp. Class A (a)	834	13,019
Fox Factory Holding Corp. (a)	517	8,758
Gentex Corp.	4,084	133,710
Gentherm, Inc. (a)	945	39,406
Johnson Controls, Inc.	18,622	879,889
Lear Corp.	2,156	199,430
Modine Manufacturing Co. (a)	1,388	17,808
Motorcar Parts of America, Inc. (a)	492	14,288
Standard Motor Products, Inc.	571	22,566
Superior Industries International, Inc.	594	11,589
Tenneco, Inc. (a)	1,720	90,059
TRW Automotive Holdings Corp. (a)	3,111	315,300
Visteon Corp. (a)	1,286	120,755

		3,256,583

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	1,738	55,981
The Goodyear Tire & Rubber Co.	6,958	168,592

		224,573

TOTAL AUTO COMPONENTS		3,481,156

AUTOMOBILES – 4.7%
Automobile Manufacturers – 4.2%
Ford Motor Co.	103,341	1,456,075
General Motors Co.	35,877	1,126,538
Tesla Motors, Inc. (a)	2,447	591,440
Thor Industries, Inc.	1,345	71,137
Winnebago Industries, Inc. (a)	784	16,628

		3,261,818

Motorcycle Manufacturers – 0.5%
Harley-Davidson, Inc.	6,119	402,018

TOTAL AUTOMOBILES		3,663,836

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	656	38,068
Genuine Parts Co.	4,293	416,764
LKQ Corp. (a)	8,445	241,274
Pool Corp.	1,259	75,162
Weyco Group, Inc.	225	7,009

TOTAL DISTRIBUTORS		778,277

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.6%
American Public Education, Inc. (a)	497	$15,402
Apollo Group, Inc. Class A (non-vtg.) (a)	2,800	80,248
Bridgepoint Education, Inc. (a)	500	6,320
Bright Horizons Family Solutions, Inc. (a)	930	41,441
Capella Education Co.	309	21,859
Career Education Corp. (a)	1,815	10,527
DeVry Education Group, Inc.	1,604	77,650
Graham Holdings Co. Class B	142	111,271
Grand Canyon Education, Inc. (a)	1,231	58,965
ITT Educational Services, Inc. (a)	582	5,884
K12, Inc. (a)	992	12,301
Strayer Education, Inc. (a)	313	22,908
Universal Technical Institute, Inc.	616	7,336

		472,112

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	337	21,669
H&R Block, Inc.	7,666	247,689
LifeLock, Inc. (a)	1,326	22,423
Outerwall, Inc. (a)	498	31,508
Regis Corp.	1,568	26,625
Service Corp. International	5,982	130,826
Sotheby’s Class A	1,634	64,804
Steiner Leisure Ltd. (a)	387	16,324
Weight Watchers International, Inc. (a)	475	12,374

		574,242

TOTAL DIVERSIFIED CONSUMER SERVICES		1,046,354

HOTELS, RESTAURANTS & LEISURE – 15.0%
Casinos & Gaming – 2.3%
Bally Technologies, Inc. (a)	1,101	88,520
Boyd Gaming Corp. (a)	2,161	24,960
Caesars Acquisition Co. (a)	1,374	14,345
Caesars Entertainment Corp. (a)	1,713	20,881
Churchill Downs, Inc.	385	39,262
International Game Technology	6,920	113,419
Isle of Capri Casinos, Inc. (a)	616	4,577
Las Vegas Sands Corp.	11,328	705,281
MGM Resorts International (a)	10,972	255,099
Multimedia Games Holding Co., Inc. (a)	837	29,211
Penn National Gaming, Inc. (a)	2,011	26,324
Pinnacle Entertainment, Inc. (a)	383	9,816
Wynn Resorts Ltd.	2,263	429,993

		1,761,688

Hotels, Resorts & Cruise Lines – 3.1%
Belmond Ltd. (a)	2,587	29,647
Carnival Corp.	10,784	432,978
Choice Hotels International, Inc.	896	47,936
Diamond Resorts International Inc. (a)	944	24,506
Extended Stay America, Inc.	1,709	39,410
Hilton Worldwide Holdings, Inc. (a)	8,270	208,735

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Interval Leisure Group, Inc.	1,150	$24,196
Marcus Corp.	489	8,377
Marriott International, Inc. Class A	6,559	496,844
Marriott Vacations Worldwide Corp.	833	57,843
Royal Caribbean Cruises Ltd.	4,651	316,128
Starwood Hotels & Resorts Worldwide, Inc.	5,360	410,898
Wyndham Worldwide Corp.	3,564	276,816

		2,374,314

Leisure Facilities – 0.3%
ClubCorp Holdings Inc.	896	17,078
International Speedway Corp. Class A	760	23,811
Intrawest Resorts Holdings Inc. (a)	555	5,905
Life Time Fitness, Inc. (a)	1,119	62,407
Six Flags Entertainment Corp.	1,868	75,280
Vail Resorts, Inc.	1,008	87,051

		271,532

Restaurants – 9.3%
Biglari Holdings, Inc. (a)	46	16,061
BJ’s Restaurants, Inc. (a)	728	32,047
Bloomin’ Brands, Inc. (a)	2,114	39,976
Bob Evans Farms, Inc.	736	35,954
Bravo Brio Restaurant Group, Inc. (a)	461	6,394
Brinker International, Inc.	1,863	99,931
Buffalo Wild Wings, Inc. (a)	533	79,566
Chipotle Mexican Grill, Inc. (a)	870	555,060
Chuys Holdings, Inc. (a)	443	13,250
Cracker Barrel Old Country Store, Inc.	548	63,212
Darden Restaurants, Inc.	3,682	190,654
Del Frisco’s Restaurant Group, Inc. (a)	675	15,673
Denny’s Corp. (a)	2,576	22,205
DineEquity, Inc.	485	43,146
Domino’s Pizza, Inc.	1,560	138,512
Dunkin’ Brands Group, Inc.	2,968	134,985
Fiesta Restaurant Group, Inc. (a)	723	39,873
Ignite Restaurant Group, Inc. (a)	286	1,971
Jack in the Box, Inc.	1,117	79,352
Krispy Kreme Doughnuts, Inc. (a)	1,867	35,324
McDonald’s Corp.	27,669	2,593,415
Noodles & Co. (a)	588	13,424
Panera Bread Co. Class A (a)	739	119,452
Papa John’s International, Inc.	893	41,757
Popeyes Louisiana Kitchen, Inc. (a)	672	31,147
Potbelly Corp. (a)	446	5,691
Red Robin Gourmet Burgers, Inc. (a)	393	21,603
Ruby Tuesday, Inc. (a)	1,790	13,747
Ruth’s Hospitality Group, Inc.	1,008	12,267
Sonic Corp. (a)	1,512	38,118
Starbucks Corp.	21,085	1,593,183
Texas Roadhouse, Inc. Class A	1,873	54,073
The Cheesecake Factory, Inc.	1,360	62,478
Wendy’s Co.	7,754	62,187

	Shares	Value
Yum! Brands, Inc.	12,338	$886,239

		7,191,927

TOTAL HOTELS, RESTAURANTS & LEISURE		11,599,461

HOUSEHOLD DURABLES – 4.2%
Consumer Electronics – 0.5%
Garmin Ltd.	3,267	181,253
Harman International Industries, Inc.	1,908	204,805
Universal Electronics, Inc. (a)	448	25,487

		411,545

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	728	20,602
La-Z-Boy, Inc.	1,456	33,284
Leggett & Platt, Inc.	3,900	153,582
Mohawk Industries, Inc. (a)	1,728	245,445
Tempur Sealy International, Inc. (a)	1,718	90,436

		543,349

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	728	13,053
Cavco Industries, Inc. (a)	223	16,250
D.R. Horton, Inc.	8,194	186,741
Hovnanian Enterprises, Inc. Class A (a)	3,380	12,709
KB Home	2,273	35,777
Lennar Corp. Class A	4,850	208,938
M.D.C. Holdings, Inc.	1,118	27,302
M/I Homes, Inc. (a)	673	14,496
Meritage Homes Corp. (a)	1,050	38,629
NVR, Inc. (a)	120	147,310
PulteGroup, Inc.	9,542	183,111
Ryland Group, Inc.	1,317	47,162
Standard Pacific Corp. (a)	4,256	31,494
Taylor Morrison Home Corp. Class A (a)	904	15,585
Toll Brothers, Inc. (a)	4,707	150,389
TRI Pointe Homes, Inc. (a)	4,033	55,212
WCI Communities, Inc. (a)	514	9,643
William Lyon Homes Class A (a)	455	10,765

		1,204,566

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	803	49,666
iRobot Corp. (a)	781	27,897
NACCO Industries, Inc. Class A	133	7,790
Whirlpool Corp.	2,170	373,348

		458,701

Housewares & Specialties – 0.8%
CSS Industries, Inc.	274	7,825
Jarden Corp. (a)	3,455	224,886
Libbey, Inc. (a)	618	17,767
Newell Rubbermaid, Inc.	7,757	258,541
Tupperware Brands Corp.	1,437	91,609

		600,628

TOTAL HOUSEHOLD DURABLES		3,218,789

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INTERNET & CATALOG RETAIL – 9.3%
Catalog Retail – 0.5%
HSN, Inc.	968	$63,956
Liberty Media Corp. Interactive Series A (a)	12,903	337,284

		401,240

Internet Retail – 8.8%
1-800-FLOWERS.com, Inc. Class A (a)	728	5,846
Amazon.com, Inc. (a)	10,950	3,344,787
Blue Nile, Inc. (a)	386	13,703
Expedia, Inc.	2,940	249,812
FTD Cos., Inc. (a)	539	18,962
Groupon, Inc. Class A (a)	12,383	90,520
Lands’ End, Inc. (a)	513	24,352
Liberty Media Corp. Series A (a)	3,841	134,819
Liberty TripAdvisor Holdings, Inc. (a)	1,985	62,686
Netflix, Inc. (a)	1,606	630,789
NutriSystem, Inc.	784	13,202
Orbitz Worldwide, Inc. (a)	2,455	20,303
Overstock.com, Inc. (a)	453	10,473
PetMed Express, Inc.	560	7,398
priceline.com, Inc. (a)	1,471	1,774,335
RetailMeNot, Inc. (a)	884	18,617
Shutterfly, Inc. (a)	1,080	45,176
TripAdvisor, Inc. (a)	3,283	291,071

		6,756,851

TOTAL INTERNET & CATALOG RETAIL		7,158,091

LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Arctic Cat, Inc.	390	13,127
Black Diamond, Inc. (a)	817	6,340
Brunswick Corp.	2,598	121,587
Callaway Golf Co.	2,229	17,475
Hasbro, Inc.	3,290	189,274
Leapfrog Enterprises, Inc. Class A (a)	1,905	10,135
Mattel, Inc.	9,491	294,885
Polaris Industries, Inc.	1,761	265,665
Smith & Wesson Holding Corp. (a)	1,526	15,504
Sturm, Ruger & Co., Inc.	552	23,007

TOTAL LEISURE PRODUCTS		956,999

MEDIA – 27.8%
Advertising – 1.2%
Clear Channel Outdoor Holding, Inc. Class A	1,018	7,391
Harte-Hanks, Inc.	1,344	8,749
Interpublic Group of Companies, Inc.	11,826	229,306
Lamar Advertising Co. Class A	2,279	117,710
National CineMedia, Inc.	1,704	27,094
Omnicom Group, Inc.	7,223	519,045
ReachLocal, Inc. (a)	355	1,608

		910,903

	Shares	Value
Broadcasting – 2.5%
CBS Corp. Class B (non-vtg.)	13,648	$739,995
Cumulus Media, Inc. Class A (a)	3,936	15,193
Discovery Communications, Inc. Class A (a)	4,131	146,031
Discovery Communications, Inc. Class C (non-vtg.) (a)	8,220	287,618
Entercom Communications Corp. Class A (a)	616	6,332
Entravision Communications Corp.	1,796	9,267
Gray Television, Inc. (a)	1,443	13,333
Liberty Media Corp. (a)	5,744	275,310
Liberty Media Corp. Class A (a)	2,614	125,524
Media General, Inc. (a)	1,134	16,942
Nexstar Broadcasting Group, Inc. Class A	875	39,480
Scripps Networks Interactive, Inc. Class A	2,273	175,567
Sinclair Broadcast Group, Inc. Class A	1,902	55,253

		1,905,845

Cable & Satellite – 11.1%
AMC Networks, Inc. Class A (a)	1,701	103,166
Cablevision Systems Corp. – NY Group Class A	5,462	101,702
Charter Communications, Inc. Class A (a)	2,114	334,836
Comcast Corp. Class A	60,053	3,323,934
Comcast Corp. Class A (special) (non-vtg.)	12,459	686,989
DIRECTV (a)	13,340	1,157,779
DISH Network Corp. Class A (a)	6,157	391,893
Liberty Global PLC Series A (a)	5,989	272,320
Liberty Global PLC Series C (a)	14,953	664,960
Loral Space & Communications Ltd. (a)	367	28,075
Sirius XM Holdings, Inc. (a)	84,783	290,806
Starz – Liberty Capital Series A (a)	2,362	72,986
Time Warner Cable, Inc.	7,792	1,147,060

		8,576,506

Movies & Entertainment – 12.1%
AMC Entertainment Holdings, Inc.	627	15,926
Carmike Cinemas, Inc. (a)	668	21,409
Cinemark Holdings, Inc.	2,906	102,640
DreamWorks Animation SKG, Inc. Class A (a)	1,960	43,669
Lions Gate Entertainment Corp.	2,365	78,353
Live Nation Entertainment, Inc. (a)	3,915	101,790
Regal Entertainment Group Class A	2,408	53,337
SFX Entertainment, Inc. (a)	1,437	7,386
The Madison Square Garden Co. Class A (a)	1,774	134,398
The Walt Disney Co.	46,032	4,206,404
Time Warner, Inc.	24,700	1,962,909
Twenty-First Century Fox, Inc. Class A	39,985	1,378,683
Twenty-First Century Fox, Inc. Class B	12,260	406,664
Viacom, Inc. Class B (non-vtg.)	10,599	770,335
World Wrestling Entertainment, Inc. Class A	973	12,017

		9,295,920

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Publishing – 0.9%
E.W. Scripps Co. Class A (a)	890	$17,088
Gannett Co., Inc.	6,323	199,175
John Wiley & Sons, Inc. Class A	1,324	77,308
Journal Communications, Inc. Class A (a)	1,065	10,448
Meredith Corp.	1,042	54,330
Morningstar, Inc.	559	38,152
New Media Investment Group, Inc.	920	17,535
News Corp. Class A (a)	10,580	163,778
Scholastic Corp.	780	27,152
The New York Times Co. Class A	3,802	48,818
Time, Inc. (a)	3,133	70,774

		724,558

TOTAL MEDIA		21,413,732

MULTILINE RETAIL – 4.8%
Department Stores – 1.8%
Dillard’s, Inc. Class A	728	76,993
J.C. Penney Co., Inc. (a)	8,546	65,035
Kohl’s Corp.	5,821	315,615
Macy’s, Inc.	10,155	587,162
Nordstrom, Inc.	3,988	289,569
Sears Holdings Corp. (a)	1,524	53,218

		1,387,592

General Merchandise Stores – 3.0%
Big Lots, Inc.	1,624	74,135
Burlington Stores, Inc. (a)	1,153	48,357
Dollar General Corp. (a)	8,655	542,409
Dollar Tree, Inc. (a)	5,786	350,458
Family Dollar Stores, Inc.	2,867	224,457
Fred’s, Inc. Class A	1,008	15,826
Target Corp.	16,840	1,041,049
Tuesday Morning Corp. (a)	1,242	25,324

		2,322,015

TOTAL MULTILINE RETAIL		3,709,607

SPECIALTY RETAIL – 19.0%
Apparel Retail – 4.6%
Abercrombie & Fitch Co. Class A	2,031	67,998
Aeropostale, Inc. (a)	2,015	6,065
American Eagle Outfitters, Inc.	4,922	63,346
ANN, Inc. (a)	1,307	50,176
Ascena Retail Group, Inc. (a)	1,494	18,600
bebe stores, Inc.	1,298	2,972
Brown Shoe Co., Inc.	1,174	31,217
Chico’s FAS, Inc.	4,194	63,245
Destination Maternity Corp.	422	6,322
DSW, Inc. Class A	2,110	62,561
Express, Inc. (a)	2,382	35,659
Finish Line, Inc. Class A	1,346	35,629
Foot Locker, Inc.	4,081	228,577

	Shares	Value
Francescas Holdings Corp. (a)	1,176	$14,006
Gap, Inc.	6,874	260,456
Genesco, Inc. (a)	672	51,536
Guess?, Inc.	1,792	39,729
L Brands, Inc.	6,910	498,349
New York & Co., Inc. (a)	896	2,930
Ross Stores, Inc.	5,967	481,656
Shoe Carnival, Inc.	392	7,213
Stage Stores, Inc.	882	14,879
Stein Mart, Inc.	874	11,694
The Buckle, Inc.	808	39,859
The Cato Corp. Class A	784	27,965
The Children’s Place Retail Stores, Inc.	621	30,584
The Men’s Wearhouse, Inc.	1,150	54,084
Tilly’s, Inc. Class A (a)	473	3,368
TJX Companies, Inc.	19,609	1,241,642
Urban Outfitters, Inc. (a)	3,076	93,387
Zumiez, Inc. (a)	615	20,529

		3,566,233

Automotive Retail – 2.9%
Advance Auto Parts, Inc.	2,052	301,562
America’s Car Mart, Inc. (a)	227	10,437
Asbury Automotive Group, Inc. (a)	782	54,771
AutoNation, Inc. (a)	2,169	124,197
AutoZone, Inc. (a)	921	509,792
CarMax, Inc. (a)	6,171	345,021
CST Brands, Inc.	2,120	81,090
Group 1 Automotive, Inc.	607	51,856
Lithia Motors, Inc. Class A	659	51,151
Monro Muffler Brake, Inc.	840	44,890
Murphy USA, Inc. (a)	1,312	75,178
O’Reilly Automotive, Inc. (a)	2,976	523,419
Penske Automotive Group, Inc.	1,274	57,636
Sonic Automotive, Inc. Class A	956	23,795
The Pep Boys – Manny, Moe & Jack (a)	1,344	12,808

		2,267,603

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	8,266	282,201
Conn’s, Inc. (a)	799	24,857
GameStop Corp. Class A	3,216	137,516
hhgregg, Inc. (a)	438	2,269
Rent-A-Center, Inc.	1,478	45,774

		492,617

Home Improvement Retail – 7.0%
Home Depot, Inc.	38,265	3,731,603
Lowe’s Companies, Inc.	28,342	1,621,162
Lumber Liquidators Holdings, Inc. (a)	788	42,371
Tile Shop Holdings, Inc. (a)	917	7,895

		5,403,031

Homefurnishing Retail – 1.0%
Aarons, Inc. Class A	1,827	45,237
Bed Bath & Beyond, Inc. (a)	5,694	383,434

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Homefurnishing Retail – continued
Haverty Furniture Companies, Inc.	560	$12,326
Kirkland’s, Inc. (a)	423	7,529
Mattress Firm Holding Corp. (a)	392	24,771
Pier 1 Imports, Inc.	239	3,083
Restoration Hardware Holdings, Inc. (a)	876	70,360
Select Comfort Corp. (a)	1,561	40,102
Williams-Sonoma, Inc.	2,501	162,640

		749,482

Specialty Stores – 2.9%
Barnes & Noble, Inc. (a)	1,115	24,329
Big 5 Sporting Goods Corp.	585	7,201
Cabela’s, Inc. Class A (a)	1,390	66,748
Dick’s Sporting Goods, Inc.	2,728	123,769
Five Below, Inc. (a)	1,206	48,083
GNC Holdings, Inc. Class A	2,537	105,463
Hibbett Sports, Inc. (a)	728	33,044
MarineMax, Inc. (a)	676	12,959
Office Depot, Inc. (a)	14,200	74,124
PetSmart, Inc.	2,630	190,280
Sally Beauty Holdings, Inc. (a)	4,526	132,657
Signet Jewelers Ltd.	2,162	259,462
Staples, Inc.	18,082	229,280
Tiffany & Co., Inc.	3,622	348,147
Tractor Supply Co.	3,866	283,069
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,709	206,464
Vitamin Shoppe, Inc. (a)	869	40,782
Winmark Corp.	88	7,241

		2,193,102

TOTAL SPECIALTY RETAIL		14,672,068

TEXTILES, APPAREL & LUXURY GOODS – 7.0%
Apparel, Accessories & Luxury Goods – 4.2%
Carter’s, Inc.	1,501	117,273
Coach, Inc.	7,720	265,414
Columbia Sportswear Co.	784	30,215
Fossil Group, Inc. (a)	1,351	137,343
G-III Apparel Group Ltd. (a)	552	43,801
Hanesbrands, Inc.	2,780	293,596
Iconix Brand Group, Inc. (a)	1,227	49,092
Kate Spade & Co. (a)	3,530	95,769

	Shares	Value
lululemon athletica, Inc. (a)	3,059	$127,407
Michael Kors Holdings Ltd. (a)	5,752	452,050
Movado Group, Inc.	539	19,027
Oxford Industries, Inc.	425	26,031
PVH Corp.	2,296	262,548
Quiksilver, Inc. (a)	4,621	8,087
Ralph Lauren Corp.	1,726	284,514
Tumi Holdings, Inc. (a)	1,607	33,377
Under Armour, Inc. Class A (a)	4,613	302,520
Vera Bradley, Inc. (a)	645	14,706
VF Corp.	9,653	653,315
Vince Holding Corp. (a)	463	16,228

		3,232,313

Footwear – 2.8%
Crocs, Inc. (a)	2,455	28,674
Deckers Outdoor Corp. (a)	981	85,798
NIKE, Inc. Class B	19,605	1,822,677
Skechers U.S.A., Inc. Class A (a)	1,120	61,320
Steven Madden Ltd. (a)	1,673	52,449
Wolverine World Wide, Inc.	2,857	77,539

		2,128,457

Textiles – 0.0%
Unifi, Inc. (a)	446	12,475

TOTAL TEXTILES, APPAREL & LUXURY GOODS		5,373,245

TOTAL COMMON STOCKS (Cost $79,632,562)		77,071,615

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $58,386)	58,386	58,386

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $79,690,948)		77,130,001

NET OTHER ASSETS (LIABILITIES) – 0.0%		9,440

NET ASSETS – 100%		$77,139,441

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$77,071,615	$77,071,615	$—	$—
Money Market Funds	58,386	58,386	—	—

Total Investments in Securities:	$77,130,001	$77,130,001	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $79,701,886. Net unrealized depreciation aggregated $2,571,885, of which $1,573,325 related to appreciated investment securities and $4,145,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.5%
	Shares	Value
BEVERAGES – 20.9%
Brewers – 0.7%
Molson Coors Brewing Co. Class B	14,827	$1,102,832
The Boston Beer Co., Inc. Class A (a)	896	223,104

		1,325,936

Distillers & Vintners – 1.5%
Brown-Forman Corp. Class B	11,921	1,104,719
Constellation Brands, Inc. Class A (a)	16,443	1,505,192

		2,609,911

Soft Drinks – 18.7%
Coca-Cola Bottling Co. Consolidated	508	45,944
Coca-Cola Enterprises, Inc.	23,166	1,004,246
Dr Pepper Snapple Group, Inc.	19,065	1,320,251
Monster Beverage Corp. (a)	13,886	1,400,820
National Beverage Corp. (a)	1,152	28,938
PepsiCo, Inc.	146,890	14,126,411
The Coca-Cola Co.	383,137	16,045,778

		33,972,388

TOTAL BEVERAGES		37,908,235

FOOD & STAPLES RETAILING – 23.3%
Drug Retail – 8.7%
CVS Health Corp.	113,508	9,740,121
Rite Aid Corp. (a)	79,960	419,790
Walgreen Co.	86,990	5,586,498

		15,746,409

Food Distributors – 1.5%
SpartanNash Co.	3,709	83,119
Sysco Corp.	56,813	2,189,573
The Andersons, Inc.	2,687	171,242
The Chefs’ Warehouse, Inc. (a)	1,939	34,650
United Natural Foods, Inc. (a)	4,836	328,945

		2,807,529

Food Retail – 3.3%
Casey’s General Stores, Inc.	3,723	304,802
Ingles Markets, Inc. Class A	1,141	30,693
Natural Grocers by Vitamin Cottage, Inc. (a)	985	17,838
Roundy’s, Inc.	5,601	18,875
Safeway, Inc.	22,302	777,448
Sprouts Farmers Market Inc. (a)	10,242	298,145
SUPERVALU, Inc. (a)	20,771	179,254
The Fresh Market, Inc. (a)	3,975	145,922
The Kroger Co.	47,059	2,621,657
The Pantry, Inc. (a)	2,291	59,039
Village Super Market, Inc. Class A	758	21,034
Weis Markets, Inc.	1,253	55,934
Whole Foods Market, Inc.	35,611	1,400,581

		5,931,222

	Shares	Value
Hypermarkets & Super Centers – 9.8%
Costco Wholesale Corp.	42,745	$5,700,901
PriceSmart, Inc.	1,913	170,314
Wal-Mart Stores, Inc.	156,403	11,928,857

		17,800,072

TOTAL FOOD & STAPLES RETAILING		42,285,232

FOOD PRODUCTS – 18.8%
Agricultural Products – 2.9%
Alico, Inc.	384	14,170
Archer-Daniels-Midland Co.	63,510	2,984,970
Bunge Ltd.	14,238	1,262,199
Darling International, Inc. (a)	16,245	285,912
Fresh Del Monte Produce, Inc.	4,359	139,967
Ingredion, Inc.	7,266	561,298

		5,248,516

Packaged Foods & Meats – 15.9%
B&G Foods, Inc.	5,237	154,282
Boulder Brands, Inc. (a)	6,367	56,539
Cal-Maine Foods, Inc.	1,402	123,082
Calavo Growers, Inc.	1,306	63,393
Campbell Soup Co.	19,740	871,916
Chiquita Brands International, Inc. (a)	4,359	62,900
ConAgra Foods, Inc.	40,834	1,402,648
Dean Foods Co.	5,262	77,404
Diamond Foods, Inc. (a)	2,295	69,194
Flowers Foods, Inc.	18,286	347,434
General Mills, Inc.	59,649	3,099,362
Hormel Foods Corp.	14,081	759,107
J&J Snack Foods Corp.	1,518	156,400
Kellogg Co.	26,111	1,670,060
Keurig Green Mountain, Inc.	11,878	1,802,486
Kraft Foods Group, Inc.	57,762	3,254,889
Lancaster Colony Corp.	1,894	173,282
McCormick & Co., Inc. (non-vtg.)	11,509	813,916
Mead Johnson Nutrition Co.	19,641	1,950,548
Mondelez International, Inc. Class A	163,984	5,782,076
Pilgrim’s Pride Corp. (a)	6,281	178,443
Pinnacle Foods, Inc.	6,808	230,110
Post Holdings, Inc. (a)	4,255	159,563
Sanderson Farms, Inc.	2,039	171,235
Seaboard Corp. (a)	26	79,895
Seneca Foods Corp. Class A (a)	765	20,563
Snyders-Lance, Inc.	4,979	148,324
The Hain Celestial Group, Inc. (a)	4,862	526,311
The Hershey Co.	14,979	1,436,636
The JM Smucker Co.	10,084	1,048,736
Tootsie Roll Industries, Inc.	2,057	60,990
TreeHouse Foods, Inc. (a)	4,103	349,453
Tyson Foods, Inc. Class A	29,685	1,197,790
WhiteWave Foods Co. Class A (a)	16,880	628,442

		28,927,409

TOTAL FOOD PRODUCTS		34,175,925

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 20.1%
Household Products – 20.1%
Central Garden and Pet Co. (a)	226	$1,804
Central Garden and Pet Co. Class A (a)	3,948	33,913
Church & Dwight Co., Inc.	13,214	956,826
Colgate-Palmolive Co.	88,733	5,934,463
Energizer Holdings, Inc.	5,999	735,777
Harbinger Group, Inc. (a)	11,511	151,255
Kimberly-Clark Corp.	36,483	4,168,912
Spectrum Brands Holdings, Inc.	2,308	209,082
The Clorox Co.	12,623	1,255,989
The Procter & Gamble Co.	262,178	22,880,274
WD-40 Co.	1,408	107,951

TOTAL HOUSEHOLD PRODUCTS		36,436,246

PERSONAL PRODUCTS – 1.7%
Personal Products – 1.7%
Avon Products, Inc.	42,096	437,798
Elizabeth Arden, Inc. (a)	2,167	35,539
Herbalife Ltd.	7,599	398,644
Inter Parfums, Inc.	1,662	47,201
Medifast, Inc. (a)	1,134	35,993
Nu Skin Enterprises, Inc. Class A	5,421	286,391
Revlon, Inc. Class A (a)	1,291	44,281
The Estee Lauder Cos., Inc. Class A	22,745	1,709,969
USANA Health Sciences, Inc. (a)	760	86,625

TOTAL PERSONAL PRODUCTS		3,082,441

	Shares	Value
TOBACCO – 14.7%
Tobacco – 14.7%
Alliance One International, Inc. (a)	8,108	$16,459
Altria Group, Inc.	179,496	8,676,837
Lorillard, Inc.	35,932	2,209,818
Philip Morris International, Inc.	152,689	13,590,848
Reynolds American, Inc.	31,958	2,010,478
Universal Corp.	2,631	117,079
Vector Group Ltd.	7,827	174,855

TOTAL TOBACCO		26,796,374

TOTAL COMMON STOCKS (Cost $174,924,586)		180,684,453

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $133,215)	133,215	133,215

TOTAL INVESTMENT PORTFOLIO – 99.6% (Cost $175,057,801)		180,817,668

NET OTHER ASSETS (LIABILITIES) – 0.4%		639,459

NET ASSETS – 100%		$181,457,127

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$180,684,453	$180,684,453	$—	$—
Money Market Funds	133,215	133,215	—	—

Total Investments in Securities:	$180,817,668	$180,817,668	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $175,104,129. Net unrealized appreciation aggregated $5,713,539, of which $6,719,209 related to appreciated investment securities and $1,005,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible

3	Quarterly Report

Investments (Unaudited) – continued

for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 19.4%
Oil & Gas Drilling – 2.3%
Atwood Oceanics, Inc. (a)	4,233	$172,071
Diamond Offshore Drilling, Inc.	4,755	179,311
Ensco PLC Class A	16,289	661,171
Helmerich & Payne, Inc.	7,521	652,973
Hercules Offshore, Inc. (a)	11,140	18,381
Nabors Industries Ltd.	18,617	332,314
Noble Corp. PLC	17,680	369,866
Paragon Offshore PLC (a)	5,875	28,611
Parker Drilling Co. (a)	8,594	38,157
Patterson-UTI Energy, Inc.	10,051	231,475
Pioneer Energy Services Corp. (a)	4,368	40,098
Rowan Cos. PLC Class A	8,635	209,572
Unit Corp. (a)	3,089	149,569

		3,083,569

Oil & Gas Equipment & Services – 17.1%
Baker Hughes, Inc.	30,303	1,604,847
Basic Energy Services, Inc. (a)	2,395	30,895
Bristow Group, Inc.	2,479	183,198
C&J Energy Services, Inc. (a)	3,092	59,707
Cameron International Corp. (a)	14,220	846,801
CARBO Ceramics, Inc.	1,442	74,508
CHC Group Ltd. (a)	2,270	15,254
Core Laboratories N.V.	3,122	435,613
Dawson Geophysical Co.	543	9,226
Dresser-Rand Group, Inc. (a)	5,323	434,889
Dril-Quip, Inc. (a)	2,848	256,178
Era Group, Inc. (a)	1,352	31,623
Exterran Holdings, Inc.	4,186	164,635
FMC Technologies, Inc. (a)	16,364	917,039
Forum Energy Technologies, Inc. (a)	4,223	115,288
Frank’s International N.V.	2,700	46,521
Geospace Technologies Corp. (a)	929	28,604
Gulf Island Fabrication, Inc.	954	20,168
Gulfmark Offshore, Inc. Class A	416	12,547
Halliburton Co.	58,629	3,232,803
Helix Energy Solutions Group, Inc. (a)	6,968	185,628
Hornbeck Offshore Services, Inc. (a)	2,282	69,966
ION Geophysical Corp. (a)	9,101	25,483
Key Energy Services, Inc. (a)	9,580	29,123
Matrix Service Co. (a)	1,860	46,612
McDermott International, Inc. (a)	7,406	28,439
National Oilwell Varco, Inc.	29,766	2,162,202
Natural Gas Services Group, Inc. (a)	858	22,076
Newpark Resources, Inc. (a)	5,957	68,089
Nuverra Environmental Solutions, Inc. (a)	1,095	10,370
Oceaneering International, Inc.	7,513	527,938
Oil States International, Inc. (a)	3,348	200,010
PHI, Inc. (non-vtg.) (a)	838	37,492
RigNet, Inc. (a)	916	39,800
RPC, Inc.	4,576	75,046

	Shares	Value
Schlumberger Ltd.	90,220	$8,901,105
SEACOR Holdings, Inc. (a)	1,376	113,451
Seventy Seven Energy, Inc. (a)	2,661	34,779
Superior Energy Services, Inc.	10,895	274,009
Tesco Corp.	2,404	45,772
TETRA Technologies, Inc. (a)	5,577	53,149
Tidewater, Inc.	3,473	128,049
Weatherford International PLC (a)	53,467	877,928
Willbros Group, Inc. (a)	2,808	16,483

		22,493,343

TOTAL ENERGY EQUIPMENT & SERVICES		25,576,912

GAS UTILITIES – 0.7%
Gas Utilities – 0.7%
ONEOK, Inc.	14,486	853,805

METALS & MINING – 0.1%
Diversified Metals & Mining – 0.1%
US Silica Holdings, Inc.	3,726	167,297

OIL, GAS & CONSUMABLE FUELS – 79.7%
Coal & Consumable Fuels – 0.7%
Alpha Natural Resources, Inc. (a)	15,535	30,449
Arch Coal, Inc.	14,721	31,797
Cloud Peak Energy, Inc. (a)	4,225	50,573
CONSOL Energy, Inc.	15,978	587,990
Peabody Energy Corp.	18,899	197,117
Solazyme, Inc. (a)	4,046	31,033

		928,959

Integrated Oil & Gas – 38.9%
Chevron Corp.	132,034	15,837,478
Exxon Mobil Corp.	297,817	28,801,882
Hess Corp.	19,654	1,666,856
Occidental Petroleum Corp.	54,518	4,848,286

		51,154,502

Oil & Gas Exploration & Production – 26.5%
Abraxas Petroleum Corp. (a)	6,982	28,836
Anadarko Petroleum Corp.	35,062	3,217,990
Antero Resources Corp. (a)	3,632	190,462
Apache Corp.	26,794	2,068,497
Apco Oil and Gas International, Inc. (a)	581	8,326
Approach Resources, Inc. (a)	2,594	25,681
Athlon Energy, Inc. (a)	4,713	274,768
Bill Barrett Corp. (a)	3,443	52,334
Bonanza Creek Energy, Inc. (a)	2,248	101,700
Cabot Oil & Gas Corp.	29,051	903,486
Callon Petroleum Co. (a)	3,598	23,603
Carrizo Oil & Gas, Inc. (a)	3,015	156,599
Chesapeake Energy Corp.	37,137	823,699
Cimarex Energy Co.	6,073	690,318
Clayton Williams Energy, Inc. (a)	432	35,916
Cobalt International Energy, Inc. (a)	20,103	235,406

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Concho Resources, Inc. (a)	7,783	$848,580
ConocoPhillips	85,184	6,146,026
Contango Oil & Gas Co. (a)	1,144	41,836
Continental Resources, Inc. (a)	6,474	364,939
Denbury Resources, Inc.	24,477	303,515
Devon Energy Corp.	26,934	1,616,040
Diamondback Energy, Inc. (a)	3,305	226,194
Energen Corp.	5,035	340,869
Energy XXI Bermuda Ltd.	5,820	44,756
EOG Resources, Inc.	37,936	3,605,817
EP Energy Corp. (a)	3,463	50,560
EQT Corp.	10,566	993,627
Gastar Exploration, Inc. (a)	3,938	15,752
Goodrich Petroleum Corp. (a)	2,457	20,246
Gulfport Energy Corp. (a)	5,947	298,420
Halcon Resources Corp. (a)	17,677	54,975
Jones Energy, Inc. Class A (a)	829	10,246
Kodiak Oil & Gas Corp. (a)	18,576	200,435
Kosmos Energy Ltd. (a)	8,191	76,422
Laredo Petroleum Holdings, Inc. (a)	5,063	95,994
LinnCo LLC	8,947	214,460
Magnum Hunter Resources Corp. (a)	11,785	54,682
Marathon Oil Corp.	46,989	1,663,411
Matador Resources Co. (a)	4,868	118,146
Miller Energy Resources, Inc. (a)	2,184	7,600
Murphy Oil Corp.	11,853	632,832
Newfield Exploration Co. (a)	9,487	309,371
Noble Energy, Inc.	25,099	1,446,455
Northern Oil and Gas, Inc. (a)	4,060	45,878
Oasis Petroleum, Inc. (a)	7,037	210,829
PDC Energy, Inc. (a)	2,476	108,251
PetroQuest Energy, Inc. (a)	3,813	17,921
Pioneer Natural Resources Co.	9,939	1,879,067
QEP Resources, Inc.	11,923	298,910
Quicksilver Resources, Inc. (a)	7,379	4,033
Range Resources Corp.	11,423	781,333
Rice Energy, Inc. (a)	5,339	141,110
Rosetta Resources, Inc. (a)	4,263	162,122
RSP Permian, Inc. (a)	2,387	58,410
Sanchez Energy Corp. (a)	3,628	61,930
SandRidge Energy, Inc. (a)	25,712	100,277
SM Energy Co.	4,652	261,908
Southwestern Energy Co. (a)	24,577	798,998
Stone Energy Corp. (a)	3,843	94,153
Swift Energy Co. (a)	3,024	20,714
Triangle Petroleum Corp. (a)	4,472	34,658
Ultra Petroleum Corp. (a)	10,671	243,299
Vaalco Energy, Inc. (a)	3,848	28,552
W&T Offshore, Inc.	2,607	23,698
Warren Resources, Inc. (a)	5,262	18,207

	Shares	Value
Whiting Petroleum Corp. (a)	8,285	$507,373
WPX Energy, Inc. (a)	13,381	255,845

		34,797,303

Oil & Gas Refining & Marketing – 6.8%
Alon USA Energy, Inc.	1,965	31,518
Clean Energy Fuels Corp. (a)	5,058	36,974
CVR Energy, Inc.	1,228	59,656
Delek US Holdings, Inc.	3,730	126,410
Green Plains, Inc.	1,911	65,356
HollyFrontier Corp.	13,126	595,658
Marathon Petroleum Corp.	20,057	1,823,181
PBF Energy, Inc. Class A	6,123	159,627
Phillips 66	39,286	3,083,951
Renewable Energy Group, Inc. (a)	2,122	22,345
REX American Resources Corp. (a)	426	30,996
Tesoro Corp.	9,013	643,618
Valero Energy Corp.	37,080	1,857,337
Western Refining, Inc.	3,918	178,622
World Fuel Services Corp.	4,993	205,911

		8,921,160

Oil & Gas Storage & Transportation – 6.8%
Cheniere Energy, Inc. (a)	15,705	1,177,875
Enbridge Energy Management LLC (a)	3,511	124,746
EnLink Midstream LLC	2,851	108,053
Kinder Morgan Management LLC (a)	7,354	699,652
Kinder Morgan, Inc.	46,428	1,796,763
SemGroup Corp. Class A	2,945	226,029
Spectra Energy Corp.	46,602	1,823,536
Targa Resources Corp.	2,663	342,542
The Williams Cos., Inc.	48,751	2,706,168

		9,005,364

TOTAL OIL, GAS & CONSUMABLE FUELS		104,807,288

TOTAL COMMON STOCKS (Cost $142,772,551)		131,405,302

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $123,835)	123,835	123,835

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $142,896,386)		131,529,137

NET OTHER ASSETS (LIABILITIES) – 0.0%		49,706

NET ASSETS – 100%		$131,578,843

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$131,405,302	$131,405,302	$—	$—
Money Market Funds	123,835	123,835	—	—

Total Investments in Securities:	$131,529,137	$131,529,137	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $142,946,454. Net unrealized depreciation aggregated $11,417,317, of which $940,575 related to appreciated investment securities and $12,357,892 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 18.6%
Diversified Banks – 9.3%
Comerica, Inc.	9,114	$435,102
US Bancorp	90,403	3,851,168
Wells Fargo & Co.	249,234	13,231,833

		17,518,103

Regional Banks – 9.3%
1st Source Corp.	675	21,121
Arrow Financial Corp.	780	21,364
Associated Banc-Corp	8,174	153,671
Bancfirst Corp.	369	23,985
Bancorp, Inc. (a)	1,760	16,650
BancorpSouth, Inc.	4,413	101,631
Bank of Hawaii Corp.	2,242	131,269
Bank of the Ozarks, Inc.	3,699	130,353
BankUnited, Inc.	4,946	147,885
Banner Corp.	1,046	45,208
BB&T Corp.	35,876	1,358,983
BBCN Bancorp, Inc.	3,770	53,308
BOK Financial Corp.	1,207	82,752
Boston Private Financial Holdings, Inc.	4,295	56,479
Bryn Mawr Bank Corp.	665	20,502
Camden National Corp.	405	16,569
Capital Bank Financial Corp. Class A (a)	1,445	37,411
Cardinal Financial Corp.	1,721	33,043
Cathay General Bancorp	3,868	102,154
Centerstate Banks, Inc.	2,305	26,830
Central Pacific Financial Corp.	1,177	22,245
CIT Group, Inc.	9,664	472,860
City Holding Co.	801	36,037
City National Corp.	2,507	197,326
CoBiz Financial, Inc.	1,836	22,069
Columbia Banking System, Inc.	2,707	75,200
Commerce Bancshares, Inc.	4,283	193,849
Community Bank System, Inc.	2,133	81,374
Community Trust Bancorp, Inc.	902	32,427
Cullen/Frost Bankers, Inc.	2,794	225,783
Customers Bancorp, Inc. (a)	1,376	26,282
CVB Financial Corp.	4,996	78,837
Eagle Bancorp, Inc. (a)	1,299	46,673
East West Bancorp, Inc.	7,269	267,208
Enterprise Financial Services Corp.	1,102	20,773
Fifth Third Bancorp	42,429	848,156
First BanCorp (a)	5,939	30,942
First BanCorp/NC	901	16,326
First Citizens BancShares, Inc. Class A	364	91,440
First Commonwealth Financial Corp.	4,960	46,376
First Community Bancshares, Inc.	792	12,965
First Financial Bancorp	2,948	51,708
First Financial Bankshares, Inc.	2,558	81,293
First Financial Corp.	650	22,542
First Horizon National Corp.	11,820	152,005
First Interstate Bancsystem, Inc.	1,045	30,660
First Merchants Corp.	1,756	39,773

	Shares	Value
First Midwest Bancorp, Inc.	4,009	$67,311
First NBC Bank Holding Co. (a)	753	27,658
First Niagara Financial Group, Inc.	17,816	133,442
First Republic Bank	6,580	335,119
FirstMerit Corp.	8,276	151,865
Flushing Financial Corp.	1,444	29,082
FNB Corp.	8,521	108,984
Fulton Financial Corp.	9,605	114,107
Glacier Bancorp, Inc.	3,752	107,645
Great Southern Bancorp, Inc.	537	20,411
Hancock Holding Co.	4,162	146,461
Hanmi Financial Corp.	1,595	34,213
Heartland Financial USA, Inc.	810	21,546
Home BancShares, Inc.	2,563	81,811
HomeTrust Bancshares, Inc. (a)	969	14,971
Huntington Bancshares, Inc.	41,377	410,046
Iberiabank Corp.	1,606	110,589
Independent Bank Corp.	1,206	49,205
Independent Bank Group, Inc.	525	23,462
International Bancshares Corp.	2,988	84,770
Investors Bancorp, Inc.	18,258	196,273
KeyCorp	44,133	582,556
Lakeland Bancorp, Inc.	1,981	21,771
Lakeland Financial Corp.	931	38,581
M&T Bank Corp.	5,921	723,428
MB Financial, Inc.	3,179	100,297
National Penn Bancshares, Inc.	5,912	60,834
NBT Bancorp, Inc.	2,372	60,913
OFG Bancorp	2,285	35,577
Old National Bancorp	5,809	84,521
PacWest Bancorp	1,534	65,440
Peoples Bancorp, Inc.	693	17,082
Pinnacle Financial Partners, Inc.	1,727	67,698
Popular, Inc. (a)	5,219	166,382
PrivateBancorp, Inc.	3,760	121,523
Prosperity Bancshares, Inc.	3,334	201,340
Regions Financial Corp.	68,910	684,276
Renasant Corp.	1,621	48,873
Republic Bancorp, Inc. Class A	518	12,561
S&T Bancorp, Inc.	1,484	40,944
Signature Bank (a)	2,380	288,289
Simmons First National Corp. Class A	820	34,432
South State Corp.	1,213	73,156
Southside Bancshares, Inc.	1,052	35,326
State Bank Financial Corp.	1,611	28,869
Sterling Bancorp/DE	4,310	60,599
Stock Yards Bancorp, Inc.	810	26,957
SunTrust Banks, Inc.	26,559	1,039,519
Susquehanna Bancshares, Inc.	9,286	91,096
SVB Financial Group (a)	2,518	281,991
Synovus Financial Corp.	7,113	180,386
Talmer Bancorp, Inc. Class A	2,968	41,493
TCF Financial Corp.	8,119	125,439
Texas Capital Bancshares, Inc. (a)	2,185	133,613

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
The PNC Financial Services Group, Inc.	26,618	$2,299,529
Towne Bank	1,766	26,773
Trico Bancshares	1,170	30,771
TriState Capital Holdings Inc. (a)	1,124	10,959
Trustmark Corp.	3,209	78,075
UMB Financial Corp.	1,998	119,041
Umpqua Holdings Corp.	9,781	172,146
Union Bankshares Corp.	2,252	50,625
United Bankshares, Inc.	3,220	110,382
United Community Banks, Inc.	1,518	27,370
Univest Corp. of Pennsylvania	913	18,735
Valley National Bancorp	9,498	94,790
ViewPoint Financial Group, Inc.	1,988	54,213
Washington Trust Bancorp, Inc.	805	30,888
Webster Financial Corp.	4,564	143,036
WesBanco, Inc.	1,459	50,277
Westamerica BanCorp.	1,346	66,412
Western Alliance Bancorp (a)	4,012	106,799
Wilshire Bancorp, Inc.	3,618	35,818
Wintrust Financial Corp.	2,279	105,563
Zions BanCorp.	10,187	295,117

		17,576,349

TOTAL BANKS		35,094,452

CAPITAL MARKETS – 12.6%
Asset Management & Custody Banks – 7.2%
Affiliated Managers Group, Inc. (a)	2,761	551,620
Ameriprise Financial, Inc.	9,494	1,197,858
Arlington Asset Investment Corp. Class A	892	24,423
Artisan Partners Asset Management, Inc. Class A	1,497	72,575
BlackRock, Inc.	6,657	2,270,769
Calamos Asset Management, Inc. Class A	1,256	17,207
Cohen & Steers, Inc.	1,054	45,174
Eaton Vance Corp.	6,017	221,606
Federated Investors, Inc. Class B	4,710	147,282
Financial Engines, Inc.	2,547	101,549
Franklin Resources, Inc.	20,386	1,133,665
GAMCO Investors, Inc. Class A	255	21,068
Invesco Ltd.	21,590	873,747
Janus Capital Group, Inc.	7,647	114,629
Legg Mason, Inc.	5,280	274,560
Northern Trust Corp.	11,233	744,748
NorthStar Asset Management Group, Inc. (a)	9,206	166,813
Pzena Investment Management, Inc. Class A	926	9,306
Safeguard Scientifics, Inc. (a)	1,189	23,721
SEI Investments Co.	7,219	279,087
State Street Corp.	21,472	1,620,277
T Rowe Price Group, Inc.	13,115	1,076,610

	Shares	Value
The Bank of New York Mellon Corp.	56,798	$2,199,219
Virtus Investment Partners, Inc.	376	67,383
Waddell & Reed Financial, Inc. Class A	3,116	148,758
Walter Investment Management Corp. (a)	1,853	42,100
WisdomTree Investments, Inc. (a)	5,274	77,791

		13,523,545

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	1,736	54,649

Investment Banking & Brokerage – 5.4%
BGC Partners, Inc. Class A	9,262	78,542
Cowen Group, Inc. Class A (a)	6,028	24,353
E*TRADE Financial Corp. (a)	14,443	322,079
Evercore Partners, Inc. Class A	1,722	89,148
FXCM, Inc. Class A	1,920	31,603
GFI Group, Inc.	4,425	24,338
Greenhill & Co., Inc.	1,346	60,570
INTL. FCStone, Inc. (a)	951	17,213
Investment Technology Group, Inc. (a)	1,881	33,726
KCG Holdings, Inc. Class A (a)	4,386	46,755
LPL Financial Holdings, Inc.	4,019	166,346
Morgan Stanley	73,652	2,574,137
Oppenheimer Holdings, Inc. Class A	700	17,185
Piper Jaffray Cos. (a)	890	50,249
Raymond James Financial, Inc.	6,420	360,355
Stifel Financial Corp. (a)	3,180	151,082
TD Ameritrade Holding Corp.	13,795	465,443
The Charles Schwab Corp.	58,337	1,672,522
The Goldman Sachs Group, Inc.	21,158	4,019,809

		10,205,455

TOTAL CAPITAL MARKETS		23,783,649

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Diversified Support Services – 0.1%
Iron Mountain, Inc.	8,225	296,676

CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
Ally Financial, Inc. (a)	15,690	356,163
American Express Co.	47,478	4,270,646
Capital One Financial Corp.	28,461	2,355,717
Cash America International, Inc.	1,454	71,464
Credit Acceptance Corp. (a)	486	71,714
Discover Financial Services	23,233	1,481,801
Encore Capital Group, Inc. (a)	1,307	59,481
Ezcorp, Inc. Class A (a)	3,079	34,731
First Cash Financial Services, Inc. (a)	1,428	84,366
Green Dot Corp. Class A (a)	1,501	35,874
Navient Corp.	21,136	418,070
Nelnet, Inc. Class A	1,318	62,724
PRA Group, Inc. (a)	2,512	158,884
SLM Corp.	21,138	201,868
Springleaf Holdings, Inc. (a)	1,488	55,681

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CONSUMER FINANCE – continued
Consumer Finance – continued
World Acceptance Corp. (a)	6	$430

TOTAL CONSUMER FINANCE		9,719,614

DIVERSIFIED FINANCIAL SERVICES – 22.7%
Multi-Sector Holdings – 4.4%
Berkshire Hathaway, Inc. Class B (a)	55,928	7,838,868
FNFV Group (a)	635	8,534
Leucadia National Corp.	15,761	374,797
PICO Holdings, Inc. (a)	1,200	26,520

		8,248,719

Other Diversified Financial Services – 15.3%
Bank of America Corp.	523,843	8,989,146
Citigroup, Inc.	151,332	8,100,802
JPMorgan Chase & Co.	188,525	11,401,992
Voya Financial Inc.	8,700	341,475

		28,833,415

Specialized Finance – 3.0%
CBOE Holdings, Inc.	4,384	258,393
CME Group, Inc.	15,909	1,333,333
Interactive Brokers Group, Inc. Class A	2,636	68,062
Intercontinental Exchange, Inc.	5,736	1,194,751
MarketAxess Holdings, Inc.	1,883	121,736
McGraw Hill Financial, Inc.	13,566	1,227,452
Moody’s Corp.	9,602	952,806
MSCI, Inc.	5,602	261,389
PHH Corp. (a)	2,814	66,664
The NASDAQ OMX Group, Inc.	6,033	260,988

		5,745,574

TOTAL DIVERSIFIED FINANCIAL SERVICES		42,827,708

INSURANCE – 17.4%
Insurance Brokers – 1.9%
Aon PLC	14,076	1,210,536
Arthur J Gallagher & Co.	7,900	376,830
Brown & Brown, Inc.	6,181	196,927
eHealth, Inc. (a)	841	20,983
Marsh & McLennan Cos., Inc.	27,422	1,490,934
Willis Group Holdings PLC	8,135	329,711

		3,625,921

Life & Health Insurance – 4.9%
Aflac, Inc.	22,635	1,351,989
American Equity Investment Life Holding Co.	3,595	92,787
Citizens, Inc. (a)	2,586	18,852
CNO Financial Group, Inc.	10,338	187,428
FBL Financial Group, Inc. Class A	649	32,177
Fidelity & Guaranty Life	756	17,955
Kansas City Life Insurance Co.	247	12,259
Lincoln National Corp.	13,154	720,313
MetLife, Inc.	47,663	2,585,241

	Shares	Value
Primerica, Inc.	2,829	$144,703
Principal Financial Group, Inc.	14,712	770,468
Protective Life Corp.	3,977	277,117
Prudential Financial, Inc.	22,915	2,028,894
StanCorp Financial Group, Inc.	2,235	155,467
Symetra Financial Corp.	4,133	97,952
Torchmark Corp.	6,667	353,084
Unum Group	12,879	430,931

		9,277,617

Multi-line Insurance – 3.5%
American Financial Group, Inc.	3,875	231,841
American International Group, Inc.	68,445	3,666,599
Assurant, Inc.	3,596	245,319
Genworth Financial, Inc. Class A (a)	24,669	345,119
Hartford Financial Services Group, Inc.	22,470	889,363
HCC Insurance Holdings, Inc.	5,055	263,820
Horace Mann Educators Corp.	2,148	65,321
Kemper Corp.	2,234	82,323
Loews Corp.	17,391	758,248

		6,547,953

Property & Casualty Insurance – 5.9%
ACE Ltd.	16,834	1,839,956
Allied World Assurance Co. Holdings AG	4,982	189,316
AMERISAFE, Inc.	1,039	43,326
Amtrust Financial Services, Inc.	1,724	77,356
Arch Capital Group Ltd. (a)	6,710	377,907
Argo Group International Holdings Ltd.	1,314	73,321
Aspen Insurance Holdings Ltd.	3,324	145,026
Assured Guaranty Ltd.	8,538	197,057
Axis Capital Holdings Ltd.	5,112	246,092
Baldwin & Lyons, Inc. Class B	568	15,291
Cincinnati Financial Corp.	7,785	392,909
Donegal Group, Inc. Class A	709	11,216
EMC Insurance Group, Inc.	388	12,432
Employers Holdings, Inc.	1,576	32,135
First American Financial Corp.	5,453	165,335
FNF Group	12,460	371,806
Global Indemnity PLC (a)	556	16,113
HCI Group, Inc.	541	27,504
Hilltop Holdings, Inc. (a)	3,618	79,705
Infinity Property & Casualty Corp.	643	46,945
MBIA, Inc. (a)	7,235	70,614
Meadowbrook Insurance Group, Inc.	2,844	18,116
National Interstate Corp.	396	11,262
Old Republic International Corp.	12,369	182,690
OneBeacon Insurance Group Ltd. Class A	1,083	17,252
ProAssurance Corp.	2,964	138,656
RLI Corp.	1,991	98,734
Safety Insurance Group, Inc.	660	41,171
Selective Insurance Group, Inc.	2,961	76,453
State Auto Financial Corp.	927	19,402
Stewart Information Services Corp.	1,035	36,556
The Allstate Corp.	21,619	1,401,992

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
The Chubb Corp.	12,214	$1,213,583
The Hanover Insurance Group, Inc.	2,232	149,410
The Navigators Group, Inc. (a)	578	39,356
The Progressive Corp.	28,114	742,491
The Travelers Cos., Inc.	17,319	1,745,755
United Fire Group, Inc.	1,205	39,138
Universal Insurance Holdings Inc.	1,840	32,200
WR Berkley Corp.	5,477	282,285
XL Group PLC	13,562	459,481

		11,177,345

Reinsurance – 1.2%
Alleghany Corp. (a)	819	363,865
Endurance Specialty Holdings Ltd.	2,238	129,692
Enstar Group Ltd. (a)	622	92,100
Everest Re Group Ltd.	2,299	392,324
Greenlight Capital Re Ltd. (a)	1,644	53,348
Maiden Holdings Ltd.	3,036	36,280
Montpelier Re Holdings Ltd.	2,144	71,052
PartnerRe Ltd.	2,273	262,963
Platinum Underwriters Holdings Ltd.	1,369	85,740
Reinsurance Group of America, Inc.	3,458	291,337
RenaissanceRe Holdings Ltd.	2,023	209,037
Third Point Reinsurance Ltd. (a)	3,082	47,155
Validus Holdings Ltd.	4,334	172,407

		2,207,300

TOTAL INSURANCE		32,836,136

REAL ESTATE INVESTMENT TRUSTS (REITS) – 21.1%
Diversified REIT’s – 1.6%
American Realty Capital Properties, Inc.	44,449	394,263
Cousins Properties, Inc.	10,459	136,071
Duke Realty Corp.	16,718	316,973
Empire State Realty Trust, Inc. Class A	4,699	74,996
First Potomac Realty Trust	2,943	36,787
Investors Real Estate Trust	5,494	46,150
Lexington Realty Trust	10,832	118,719
Liberty Property Trust	7,481	260,114
One Liberty Properties, Inc.	801	18,335
PS Business Parks, Inc.	1,035	87,168
RAIT Financial Trust	4,054	29,716
Select Income REIT	306	7,500
Spirit Realty Capital, Inc.	19,862	236,358
Vornado Realty Trust	8,418	921,603
Washington Real Estate Investment Trust	3,475	98,203
Winthrop Realty Trust	1,744	27,259
WP Carey, Inc.	4,537	307,246

		3,117,461

Health Care REIT’s – 0.0%
CareTrust REIT Inc. (a)	977	15,173

	Shares	Value
Hotel & Resort REIT’s – 0.0%
Chatham Lodging Trust	1,789	$45,834

Industrial REIT’s – 0.8%
DCT Industrial Trust, Inc.	16,665	142,819
EastGroup Properties, Inc.	1,599	110,107
First Industrial Realty Trust, Inc.	5,665	110,638
Monmouth Real Estate Investment Corp. Class A	2,967	33,230
Prologis, Inc.	24,920	1,037,918
STAG Industrial, Inc.	3,211	78,348

		1,513,060

Mortgage REIT’s – 1.7%
AG Mortgage Investment Trust, Inc.	1,436	27,385
Altisource Residential Corp.	2,970	68,963
American Capital Agency Corp.	17,653	401,429
American Capital Mortgage Investment Corp.	2,563	50,209
Annaly Capital Management, Inc.	47,659	543,789
Anworth Mortgage Asset Corp.	7,276	37,762
Apollo Commercial Real Estate Finance, Inc.	2,300	37,812
Apollo Residential Mortgage, Inc.	1,618	26,988
ARMOUR Residential REIT, Inc.	17,917	70,951
Capstead Mortgage Corp.	4,800	61,008
Chimera Investment Corp.	52,130	162,646
Colony Financial, Inc.	5,391	120,112
CYS Investments, Inc.	8,076	72,119
Dynex Capital, Inc.	3,030	25,513
Hatteras Financial Corp.	4,832	92,001
Invesco Mortgage Capital, Inc.	6,420	106,187
iStar Financial, Inc. (a)	4,032	57,214
MFA Financial, Inc.	18,488	154,929
New Residential Investment Corp.	7,117	88,109
New York Mortgage Trust, Inc.	4,742	37,035
Newcastle Investment Corp.	3,274	79,067
NorthStar Realty Finance Corp.	11,018	204,714
PennyMac Mortgage Investment Trust	1,036	22,367
Redwood Trust, Inc.	4,339	81,530
Resource Capital Corp.	7,111	37,617
Starwood Property Trust, Inc.	11,028	248,792
Two Harbors Investment Corp.	18,727	189,705
Western Asset Mortgage Capital Corp.	2,096	31,482

		3,137,435

Office REIT’s – 2.2%
Alexandria Real Estate Equities, Inc.	3,597	298,551
BioMed Realty Trust, Inc.	9,831	213,529
Boston Properties, Inc.	7,633	967,483
Brandywine Realty Trust	8,867	136,818
CoreSite Realty Corp.	1,183	43,795
Corporate Office Properties Trust	4,565	124,807
CyrusOne, Inc.	1,737	47,437
Digital Realty Trust, Inc.	6,755	466,027

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – continued
Douglas Emmett, Inc.	6,988	$196,572
DuPont Fabros Technology, Inc.	3,345	103,595
Equity Commonwealth	5,460	145,837
Franklin Street Properties Corp.	4,668	55,969
Government Properties Income Trust	3,458	78,912
Gramercy Property Trust, Inc.	5,901	36,881
Highwoods Properties, Inc.	4,572	196,002
Hudson Pacific Properties, Inc.	2,991	81,684
Kilroy Realty Corp.	4,138	280,308
Mack-Cali Realty Corp.	4,260	79,790
Parkway Properties, Inc./MD	4,004	80,280
Piedmont Office Realty Trust, Inc. Class A	7,738	150,504
QTS Realty Trust, Inc. Class A	654	23,034
SL Green Realty Corp.	2,497	288,903

		4,096,718

Residential REIT’s – 2.8%
American Campus Communities, Inc.	5,312	208,602
American Homes 4 Rent Class A	7,897	138,435
American Residential Properties, Inc. (a)	1,626	30,894
Apartment Investment & Management Co. Class A	7,341	262,734
Associated Estates Realty Corp.	3,082	60,192
AvalonBay Communities, Inc.	6,456	1,006,103
Camden Property Trust	4,287	328,684
Campus Crest Communities, Inc.	492	3,119
Education Realty Trust, Inc.	3,820	43,013
Equity Lifestyle Properties, Inc.	4,003	196,547
Equity Residential	17,159	1,193,580
Essex Property Trust, Inc.	3,113	628,079
Home Properties, Inc.	2,866	184,313
Mid-America Apartment Communities, Inc.	3,802	268,649
Post Properties, Inc.	2,711	151,653
Silver Bay Realty Trust Corp.	1,691	28,629
Starwood Waypoint Residential Trust	2,030	53,145
Sun Communities, Inc.	2,235	129,563
UDR, Inc.	12,589	380,566

		5,296,500

Retail REIT’s – 4.4%
Acadia Realty Trust	2,975	92,820
Agree Realty Corp.	806	24,672
Alexander’s, Inc.	120	53,040
Brixmor Property Group, Inc.	4,407	107,355
CBL & Associates Properties, Inc.	8,696	166,355
Cedar Realty Trust, Inc.	3,903	26,853
DDR Corp.	15,310	277,723
Equity One, Inc.	3,433	82,392
Excel Trust, Inc.	2,963	38,519
Federal Realty Investment Trust	3,385	446,143
General Growth Properties, Inc.	26,499	686,589
Getty Realty Corp.	1,522	28,324
Glimcher Realty Trust	7,254	99,598

	Shares	Value
Inland Real Estate Corp.	4,512	$47,872
Kimco Realty Corp.	20,501	511,500
Kite Realty Group Trust	4,281	110,835
National Retail Properties, Inc.	6,278	239,317
Pennsylvania Real Estate Investment Trust	3,442	73,762
Ramco-Gershenson Properties Trust	3,890	67,997
Realty Income Corp.	11,077	509,874
Regency Centers Corp.	4,642	281,769
Retail Opportunity Investments Corp.	4,422	72,256
Retail Properties of America, Inc. Class A	11,902	186,742
Rouse Properties, Inc.	1,718	31,285
Saul Centers, Inc.	628	34,509
Simon Property Group, Inc.	15,496	2,777,038
Tanger Factory Outlet Centers	4,839	173,091
Taubman Centers, Inc.	3,174	241,383
The Macerich Co.	7,022	495,051
Urstadt Biddle Properties, Inc. Class A	271	5,862
Washington Prime Group, Inc.	7,764	136,879
Weingarten Realty Investors	5,848	211,990

		8,339,395

Specialized REIT’s – 7.6%
American Tower Corp.	19,712	1,921,920
Ashford Hospitality Trust, Inc.	4,276	48,319
Aviv REIT, Inc.	1,370	46,210
Chesapeake Lodging Trust	2,818	93,107
Corrections Corp. of America	5,938	218,400
Crown Castle International Corp.	16,635	1,299,526
CubeSmart	7,215	151,876
DiamondRock Hospitality Co.	9,893	141,965
EPR Properties	2,895	162,409
Extra Space Storage, Inc.	5,514	320,694
FelCor Lodging Trust, Inc.	5,771	61,923
Gaming and Leisure Properties, Inc.	4,449	139,031
HCP, Inc.	22,863	1,005,286
Health Care REIT, Inc.	16,200	1,151,982
Healthcare Realty Trust, Inc.	4,861	128,671
Healthcare Trust of America, Inc. Class A	11,873	152,449
Hersha Hospitality Trust	10,709	78,069
Hospitality Properties Trust	7,494	221,897
Host Hotels & Resorts, Inc.	37,763	880,256
LaSalle Hotel Properties	5,329	208,950
LTC Properties, Inc.	1,760	73,814
Medical Properties Trust, Inc.	8,954	120,789
National Health Investors, Inc.	1,431	94,317
Omega Healthcare Investors, Inc.	6,338	241,858
Pebblebrook Hotel Trust	3,531	150,421
Plum Creek Timber Co., Inc.	8,958	367,368
Potlatch Corp.	2,023	88,992
Public Storage	7,322	1,349,737
Rayonier, Inc.	6,412	214,610
RLJ Lodging Trust	6,688	215,487
Ryman Hospitality Properties, Inc.	2,285	112,765
Sabra Health Care REIT, Inc.	2,796	79,882
Senior Housing Properties Trust	10,183	230,034

Quarterly Report	6

Common Stocks – continued
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Sovran Self Storage, Inc.	1,651	$140,484
Strategic Hotels & Resorts, Inc. (a)	11,830	152,015
Summit Hotel Properties, Inc.	4,418	51,425
Sunstone Hotel Investors, Inc.	10,218	156,438
The Geo Group, Inc.	3,714	148,337
Universal Health Realty Income Trust	294	14,244
Ventas, Inc.	14,327	981,543
Weyerhaeuser Co.	26,263	889,265

		14,306,765

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		39,868,341

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	2,409	96,432
Tejon Ranch Co. (a)	782	23,601
The St Joe Co. (a)	2,259	43,260

		163,293

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	1,849	32,265
The Howard Hughes Corp. (a)	1,715	252,757

		285,022

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	7,813	163,213

Real Estate Services – 0.7%
Altisource Portfolio Solutions S.A. (a)	771	57,563
CBRE Group, Inc. Class A (a)	14,925	477,600
Jones Lang LaSalle, Inc.	2,243	303,276
Kennedy-Wilson Holdings, Inc.	3,473	94,084
Realogy Holdings Corp. (a)	7,357	301,710

		1,234,233

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,845,761

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Astoria Financial Corp.	4,550	59,833
Bank Mutual Corp.	2,732	18,004
Beneficial Mutual Bancorp, Inc. (a)	1,863	25,020
Berkshire Hills Bancorp, Inc.	1,339	34,519
BofI Holding, Inc. (a)	655	50,448

	Shares	Value
Brookline Bancorp, Inc.	3,517	$33,728
Capitol Federal Financial, Inc.	7,083	90,733
Dime Community Bancshares, Inc.	1,471	23,168
Essent Group Ltd. (a)	2,311	56,250
EverBank Financial Corp.	4,176	79,970
Federal Agricultural Mortgage Corp. Class C	518	17,249
Flagstar Bancorp, Inc. (a)	1,336	21,002
Home Loan Servicing Solutions Ltd.	3,574	68,657
HomeStreet, Inc.	670	11,671
Hudson City Bancorp, Inc.	23,820	229,863
Ladder Capital Corp. Class A (a)	1,995	37,885
MGIC Investment Corp. (a)	16,194	144,451
Nationstar Mortgage Holdings, Inc. (a)	1,230	43,198
New York Community Bancorp, Inc.	22,238	354,696
Northfield Bancorp, Inc.	2,677	38,121
Northwest Bancshares, Inc.	4,773	61,238
Ocwen Financial Corp. (a)	5,688	134,009
Oritani Financial Corp.	2,108	31,135
People’s United Financial, Inc.	15,535	227,122
Provident Financial Services, Inc.	2,805	51,135
Radian Group, Inc.	9,687	163,226
TFS Financial Corp.	4,675	69,845
TrustCo Bank Corp.	4,716	34,427
United Financial Bancorp, Inc.	2,508	35,187
Walker & Dunlop, Inc. (a)	1,066	17,173
Washington Federal, Inc.	5,209	113,712
WSFS Financial Corp.	494	38,853

TOTAL THRIFTS & MORTGAGE FINANCE		2,415,528

TOTAL COMMON STOCKS (Cost $179,308,891)		188,687,865

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $259,186)	259,186	259,186

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $179,568,077)		188,947,051

NET OTHER ASSETS (LIABILITIES) – 0.0%		(68,685)

NET ASSETS – 100%		$188,878,366

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

7	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$188,687,865	$188,687,865	$—	$—
Money Market Funds	259,186	259,186	—	—

Total Investments in Securities:	$188,947,051	$188,947,051	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $179,594,165. Net unrealized appreciation aggregated $9,352,886, of which $10,189,933 related to appreciated investment securities and $837,047 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 22.7%
Biotechnology – 22.7%
ACADIA Pharmaceuticals, Inc. (a)	7,729	$214,093
Acceleron Pharma, Inc. (a)	1,431	52,918
Achillion Pharmaceuticals, Inc. (a)	6,505	76,434
Acorda Therapeutics, Inc. (a)	3,935	137,017
Aegerion Pharmaceuticals, Inc. (a)	2,656	53,625
Agios Pharmaceuticals, Inc. (a)	1,476	124,028
Alexion Pharmaceuticals, Inc. (a)	19,086	3,652,297
Alkermes PLC (a)	14,018	708,610
Alnylam Pharmaceuticals, Inc. (a)	6,191	574,153
AMAG Pharmaceuticals, Inc. (a)	1,532	50,571
Amgen, Inc.	73,004	11,839,789
Anacor Pharmaceuticals, Inc. (a)	3,317	97,553
Arena Pharmaceuticals, Inc. (a)	21,595	94,154
Ariad Pharmaceuticals, Inc. (a)	17,399	103,698
Auspex Pharmaceuticals, Inc. (a)	1,260	34,146
BioCryst Pharmaceuticals, Inc. (a)	5,596	65,585
Biogen Idec, Inc. (a)	22,868	7,342,457
BioMarin Pharmaceutical, Inc. (a)	14,112	1,164,240
Bluebird Bio, Inc. (a)	1,922	80,705
Celgene Corp. (a)	77,199	8,267,241
Celldex Therapeutics, Inc. (a)	8,736	146,328
Cepheid, Inc. (a)	6,818	361,422
Chimerix, Inc. (a)	2,361	73,285
Clovis Oncology, Inc. (a)	2,202	131,371
CTI BioPharma Corp. (a)	12,772	31,164
Cubist Pharmaceuticals, Inc. (a)	7,262	524,970
Dendreon Corp. (a)	15,415	15,099
Dyax Corp. (a)	13,215	163,470
Dynavax Technologies Corp. (a)	26,674	43,745
Emergent Biosolutions, Inc. (a)	3,270	73,967
Enanta Pharmaceuticals, Inc. (a)	630	27,090
Epizyme, Inc. (a)	1,032	27,379
Exact Sciences Corp. (a)	8,069	194,221
Exelixis, Inc. (a)	18,762	31,895
Foundation Medicine, Inc. (a)	1,262	32,661
Genomic Health, Inc. (a)	1,567	56,945
Geron Corp. (a)	16,621	37,065
Gilead Sciences, Inc. (a)	148,043	16,580,816
Halozyme Therapeutics, Inc. (a)	10,337	99,442
Hyperion Therapeutics, Inc. (a)	911	22,137
Immunomedics, Inc. (a)	8,713	34,416
Incyte Corp. Ltd. (a)	14,568	976,930
Infinity Pharmaceuticals, Inc. (a)	4,227	57,572
Insmed, Inc. (a)	4,272	60,620
Insys Therapeutics, Inc. (a)	1,148	46,695
Intercept Pharmaceuticals, Inc. (a)	1,340	346,243
Intrexon Corp. (a)	3,801	84,838
Ironwood Pharmaceuticals, Inc. (a)	11,140	156,183
Isis Pharmaceuticals, Inc. (a)	11,427	526,328
Karyopharm Therapeutics, Inc. (a)	1,423	58,457
Keryx Biopharmaceuticals, Inc. (a)	8,848	149,089

	Shares	Value
KYTHERA Biopharmaceuticals, Inc. (a)	1,504	$53,016
Ligand Pharmaceuticals, Inc. Class B (a)	1,625	89,814
MacroGenics, Inc. (a)	1,934	41,175
MannKind Corp. (a)	20,867	125,411
Medivation, Inc. (a)	7,406	782,814
Merrimack Pharmaceuticals, Inc. (a)	9,211	84,465
MiMedx Group, Inc. (a)	8,222	83,700
Momenta Pharmaceuticals, Inc. (a)	4,687	51,135
Myriad Genetics, Inc. (a)	7,241	285,947
Neurocrine Biosciences, Inc. (a)	7,424	137,492
NewLink Genetics Corp. (a)	1,831	59,782
Novavax, Inc. (a)	23,104	129,382
NPS Pharmaceuticals, Inc. (a)	9,799	268,493
OncoMed Pharmaceuticals, Inc. (a)	893	18,548
Ophthotech Corp. (a)	1,463	61,036
Opko Health, Inc. (a)	22,387	186,931
Organovo Holdings, Inc. (a)	6,207	40,594
Osiris Therapeutics, Inc. (a)	1,665	22,694
PDL BioPharma, Inc.	14,946	127,489
Pharmacyclics, Inc. (a)	6,146	803,098
Portola Pharmaceuticals, Inc. (a)	3,667	104,510
PTC Therapeutics, Inc. (a)	1,867	76,304
Puma Biotechnology, Inc. (a)	2,481	621,739
Raptor Pharmaceutical Corp. (a)	6,005	57,708
Receptos, Inc. (a)	1,818	188,436
Regeneron Pharmaceuticals, Inc. (a)	7,624	3,001,721
Repligen Corp. (a)	2,948	74,349
Rigel Pharmaceuticals, Inc. (a)	7,590	15,028
Sarepta Therapeutics, Inc. (a)	3,785	61,203
Seattle Genetics, Inc. (a)	10,174	373,081
Spectrum Pharmaceuticals, Inc. (a)	6,457	48,944
Synageva BioPharma Corp. (a)	1,929	146,102
Synergy Pharmaceuticals, Inc. (a)	8,828	30,280
TESARO, Inc. (a)	1,966	54,694
Theravance, Inc.	8,182	131,076
Ultragenyx Pharmaceutical, Inc. (a)	734	34,505
United Therapeutics Corp. (a)	4,401	576,399
Vanda Pharmaceuticals, Inc. (a)	3,286	39,465
Vertex Pharmaceuticals, Inc. (a)	22,811	2,569,431
XOMA Corp. (a)	8,825	37,859
ZIOPHARM Oncology, Inc. (a)	7,987	26,517

TOTAL BIOTECHNOLOGY		67,627,524

HEALTH CARE EQUIPMENT & SUPPLIES – 16.1%
Health Care Equipment – 14.9%
Abaxis, Inc.	2,082	109,638
Abbott Laboratories	144,852	6,314,099
ABIOMED, Inc. (a)	3,681	120,700
Accuray, Inc. (a)	7,586	48,019
Analogic Corp.	1,262	92,050
AngioDynamics, Inc. (a)	2,590	44,030
AtriCure, Inc. (a)	2,389	41,664
Baxter International, Inc.	52,166	3,658,923

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Becton Dickinson and Co.	18,627	$2,397,295
Boston Scientific Corp. (a)	127,506	1,693,280
Cantel Medical Corp.	3,439	145,814
Cardiovascular Systems, Inc. (a)	2,813	87,203
CareFusion Corp. (a)	20,028	1,149,006
CONMED Corp.	2,665	111,903
Covidien PLC	43,479	4,019,199
CR Bard, Inc.	7,351	1,205,344
Cyberonics, Inc. (a)	2,622	137,655
Cynosure, Inc. Class A (a)	1,910	48,304
DexCom, Inc. (a)	7,224	324,719
Edwards Lifesciences Corp. (a)	10,174	1,230,240
Exactech, Inc. (a)	1,031	21,960
GenMark Diagnostics, Inc. (a)	3,865	44,061
Globus Medical, Inc. Class A (a)	4,433	98,280
Greatbatch, Inc. (a)	2,473	124,120
HeartWare International, Inc. (a)	1,613	124,395
Hill-Rom Holdings, Inc.	5,533	246,108
Hologic, Inc. (a)	21,306	558,004
IDEXX Laboratories, Inc. (a)	4,972	704,383
Insulet Corp. (a)	5,384	232,427
Integra LifeSciences Holdings Corp. (a)	2,548	130,228
Intuitive Surgical, Inc. (a)	3,708	1,838,426
Invacare Corp.	2,847	44,726
Masimo Corp. (a)	5,284	133,368
Medtronic, Inc.	96,336	6,566,262
Natus Medical, Inc. (a)	3,180	108,120
Navidea Biopharmaceuticals, Inc. (a)	1,302	1,758
NuVasive, Inc. (a)	4,525	185,073
NxStage Medical, Inc. (a)	5,766	87,413
Orthofix International N.V. (a)	1,850	54,298
PhotoMedex, Inc. (a)	1,124	4,316
ResMed, Inc.	13,549	707,529
Rockwell Medical, Inc. (a)	3,756	32,752
Sirona Dental Systems, Inc. (a)	5,603	440,116
St Jude Medical, Inc.	27,416	1,759,285
STERIS Corp.	5,718	353,372
Stryker Corp.	32,917	2,881,225
SurModics, Inc. (a)	1,429	30,938
Symmetry Medical, Inc. (a)	3,736	36,986
Teleflex, Inc.	4,023	459,105
Thoratec Corp. (a)	5,545	150,713
Tornier N.V. (a)	3,575	99,921
Varian Medical Systems, Inc. (a)	10,018	842,714
Volcano Corp. (a)	4,933	49,922
Wright Medical Group, Inc. (a)	4,683	148,076
Zeltiq Aesthetics, Inc. (a)	2,917	74,792
Zimmer Holdings, Inc.	16,195	1,801,532

		44,155,789

Health Care Supplies – 1.2%
Alere, Inc. (a)	7,595	303,572

	Shares	Value
Align Technology, Inc. (a)	6,787	$357,132
Anika Therapeutics, Inc. (a)	1,499	60,170
Antares Pharma, Inc. (a)	13,539	28,026
Cerus Corp. (a)	7,155	29,765
DENTSPLY International, Inc.	13,750	698,087
Endologix, Inc. (a)	6,227	70,988
Haemonetics Corp. (a)	5,053	190,599
ICU Medical, Inc. (a)	1,335	94,651
LDR Holding Corp. (a)	1,111	38,263
Meridian Bioscience, Inc.	4,253	78,851
Merit Medical Systems, Inc. (a)	4,080	61,812
Neogen Corp. (a)	3,571	156,767
OraSure Technologies, Inc. (a)	5,663	50,684
Quidel Corp. (a)	2,883	82,310
Spectranetics Corp. (a)	4,142	131,591
Staar Surgical Co. (a)	3,369	32,241
The Cooper Cos., Inc.	4,638	760,168
Vascular Solutions, Inc. (a)	1,621	47,674
West Pharmaceutical Services, Inc.	6,873	352,241

		3,625,592

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		47,781,381

HEALTH CARE PROVIDERS & SERVICES – 17.1%
Health Care Services – 4.1%
Air Methods Corp. (a)	3,667	173,192
Amedisys, Inc. (a)	2,700	70,470
AMN Healthcare Services, Inc. (a)	4,616	79,164
Bio-Reference Labs, Inc. (a)	2,405	72,246
BioScrip, Inc. (a)	6,673	43,108
Chemed Corp.	1,736	179,433
Corvel Corp. (a)	1,140	39,239
DaVita HealthCare Partners, Inc. (a)	16,519	1,289,638
Envision Healthcare Holdings, Inc. (a)	13,302	464,905
ExamWorks Group, Inc. (a)	3,623	140,500
Express Scripts Holding Co. (a)	74,769	5,743,755
Gentiva Health Services, Inc. (a)	2,795	55,062
Healthways, Inc. (a)	3,136	48,608
IPC The Hospitalist Co., Inc. (a)	1,655	68,947
Laboratory Corp. of America Holdings (a)	8,192	895,304
Landauer, Inc.	946	33,857
LHC Group, Inc. (a)	1,267	30,851
MEDNAX, Inc. (a)	9,595	599,016
Omnicare, Inc.	9,594	638,864
Premier, Inc. (a)	3,131	104,513
Quest Diagnostics, Inc.	13,938	884,506
Team Health Holdings, Inc. (a)	6,819	426,460
The Providence Service Corp. (a)	1,259	55,623

		12,137,261

Health Care Distributors – 3.6%
AmerisourceBergen Corp.	21,827	1,864,244
Cardinal Health, Inc.	32,862	2,579,010
Henry Schein, Inc. (a)	8,220	986,646

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
McKesson Corp.	22,228	$4,521,397
MWI Veterinary Supply, Inc. (a)	1,266	214,783
Owens & Minor, Inc.	6,124	204,052
Patterson Cos., Inc.	8,117	349,924
PharMerica Corp. (a)	2,885	82,771

		10,802,827

Health Care Facilities – 2.3%
Acadia Healthcare Co., Inc. (a)	4,506	279,597
Amsurg Corp. (a)	3,947	213,177
Brookdale Senior Living, Inc. (a)	17,581	592,656
Capital Senior Living Corp. (a)	2,742	61,695
Community Health Systems, Inc. (a)	11,112	610,827
Five Star Quality Care, Inc. (a)	4,095	16,912
Hanger, Inc. (a)	3,395	81,242
HCA Holdings, Inc. (a)	29,058	2,035,513
HealthSouth Corp.	8,543	344,539
Kindred Healthcare, Inc.	6,234	135,590
LifePoint Hospitals, Inc. (a)	4,285	299,950
Select Medical Holdings Corp.	8,308	119,801
Surgical Care Affiliates, Inc. (a)	1,295	39,731
Tenet Healthcare Corp. (a)	9,484	531,578
The Ensign Group, Inc.	1,977	76,549
Universal Health Services, Inc. Class B	8,845	917,315
US Physical Therapy, Inc.	1,230	53,075
VCA, Inc. (a)	8,095	368,889

		6,778,636

Managed Health Care – 7.1%
Aetna, Inc.	34,481	2,845,028
Centene Corp. (a)	5,342	495,043
Cigna Corp.	25,937	2,582,547
Health Net, Inc. (a)	7,781	369,675
Humana, Inc.	14,948	2,075,530
Magellan Health, Inc. (a)	2,739	165,764
Molina Healthcare, Inc. (a)	2,916	141,834
Triple-S Management Corp. Class B (a)	2,195	48,597
UnitedHealth Group, Inc.	94,485	8,977,020
Universal American Corp. (a)	3,960	36,907
WellCare Health Plans, Inc. (a)	1,856	125,967
WellPoint, Inc.	26,986	3,418,857

		21,282,769

TOTAL HEALTH CARE PROVIDERS & SERVICES		51,001,493

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	16,775	230,153
athenahealth, Inc. (a)	3,685	451,413
Cerner Corp. (a)	29,800	1,887,532
Computer Programs & Systems, Inc.	1,065	67,074
HealthStream, Inc. (a)	2,191	67,833
HMS Holdings Corp. (a)	8,680	201,636

	Shares	Value
MedAssets, Inc. (a)	5,931	$128,466
Medidata Solutions, Inc. (a)	4,971	224,242
Omnicell, Inc. (a)	3,582	115,734
Quality Systems, Inc.	4,476	67,632
Veeva Systems, Inc. Class A (a)	3,892	115,904
Vocera Communications, Inc. (a)	1,949	20,172

TOTAL HEALTH CARE TECHNOLOGY		3,577,791

LIFE SCIENCES TOOLS & SERVICES – 4.5%
Life Sciences Tools & Services – 4.5%
Accelerate Diagnostics, Inc. (a)	2,430	52,780
Affymetrix, Inc. (a)	7,034	63,376
Agilent Technologies, Inc.	32,190	1,779,463
Albany Molecular Research, Inc. (a)	2,375	55,243
Bio-Rad Laboratories, Inc. Class A (a)	1,987	224,173
Bio-Techne Corp.	3,581	326,050
Bruker Corp. (a)	11,415	236,633
Cambrex Corp. (a)	2,960	62,397
Charles River Laboratories International, Inc. (a)	4,684	295,841
Covance, Inc. (a)	5,577	445,602
Fluidigm Corp. (a)	2,768	80,272
Illumina, Inc. (a)	12,404	2,388,762
Luminex Corp. (a)	3,900	74,100
Mettler-Toledo International, Inc. (a)	2,817	728,110
PAREXEL International Corp. (a)	5,524	300,008
PerkinElmer, Inc.	10,939	474,971
Quintiles Transnational Holdings, Inc. (a)	5,712	334,381
Sequenom, Inc. (a)	11,897	38,903
Thermo Fisher Scientific, Inc.	38,471	4,523,036
Waters Corp. (a)	8,202	908,782

TOTAL LIFE SCIENCES TOOLS & SERVICES		13,392,883

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	5,026	178,021

PHARMACEUTICALS – 38.2%
Pharmaceuticals – 38.2%
AbbVie, Inc.	153,315	9,729,370
AcelRx Pharmaceuticals, Inc. (a)	301	1,996
Actavis PLC (a)	25,489	6,187,200
Akorn, Inc. (a)	7,575	337,466
Allergan, Inc.	28,689	5,452,631
Aratana Therapeutics, Inc. (a)	2,618	29,322
Auxilium Pharmaceuticals, Inc. (a)	4,665	150,073
AVANIR Pharmaceuticals, Inc. Class A (a)	18,451	238,756
Bristol-Myers Squibb Co.	159,788	9,298,064
Depomed, Inc. (a)	5,691	87,641
Eli Lilly & Co.	97,139	6,443,230
Endo International PLC (a)	14,023	938,419

Quarterly Report	4

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Endocyte, Inc. (a)	3,531	$21,133
Furiex Pharmaceuticals, Inc.	373	3,644
Horizon Pharma PLC (a)	4,839	62,617
Hospira, Inc. (a)	16,107	864,946
Impax Laboratories, Inc. (a)	6,405	185,553
Intra-Cellular Therapies, Inc. (a)	1,845	28,597
Jazz Pharmaceuticals PLC (a)	5,177	874,085
Johnson & Johnson	272,694	29,390,959
Mallinckrodt PLC (a)	10,947	1,009,094
Merck & Co., Inc.	281,738	16,323,900
Mylan, Inc. (a)	36,100	1,933,155
Nektar Therapeutics (a)	12,367	170,541
Pacira Pharmaceuticals, Inc. (a)	3,263	302,872
Perrigo Co. PLC	12,928	2,087,226
Pfizer, Inc.	614,183	18,394,781
Relypsa, Inc. (a)	1,035	21,290
Repros Therapeutics, Inc. (a)	2,286	14,493
Revance Therapeutics, Inc. (a)	1,193	24,051
Sagent Pharmaceuticals, Inc. (a)	2,015	63,755
Salix Pharmaceuticals Ltd. (a)	6,125	881,081
Sciclone Pharmaceuticals, Inc. (a)	4,829	36,893
Sucampo Pharmaceuticals, Inc. Class A (a)	2,031	17,507

	Shares	Value
The Medicines Co. (a)	6,418	$162,504
Theravance Biopharma, Inc. (a)	2,360	43,188
Vivus, Inc. (a)	8,962	30,381
XenoPort, Inc. (a)	6,368	43,175
Zoetis, Inc.	48,329	1,795,906

TOTAL PHARMACEUTICALS		113,681,495

TOTAL COMMON STOCKS (Cost $271,549,994)		297,240,588

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $172,420)	172,420	172,420

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $271,722,414)		297,413,008

NET OTHER ASSETS (LIABILITIES) – 0.0%		142,459

NET ASSETS – 100%		$297,555,467

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$297,240,588	$297,236,944	$—	$3,644
Money Market Funds	172,420	172,420	—	—

Total Investments in Securities:	$297,413,008	$297,409,364	$—	$3,644

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $271,815,570. Net unrealized appreciation aggregated $25,597,438, of which $26,981,717 related to appreciated investment securities and $1,384,279 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

5	Quarterly Report

Investments (Unaudited) – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 22.4%
Aerospace & Defense – 22.4%
AAR Corp.	2,262	$59,943
Aerovironment, Inc. (a)	1,125	34,481
Alliant Techsystems, Inc.	1,768	206,785
American Science & Engineering, Inc.	459	25,383
Astronics Corp. (a)	920	47,665
B/E Aerospace, Inc. (a)	5,853	435,756
Cubic Corp.	1,286	62,037
Curtiss-Wright Corp.	2,416	167,211
DigitalGlobe, Inc. (a)	4,016	114,817
Engility Holdings, Inc. (a)	924	39,917
Esterline Technologies Corp. (a)	1,760	206,114
Exelis, Inc.	10,507	187,550
GenCorp, Inc. (a)	2,726	46,233
General Dynamics Corp.	16,125	2,253,630
HEICO Corp.	1,125	61,020
Hexcel Corp. (a)	5,433	227,588
Honeywell International, Inc.	41,174	3,957,645
Huntington Ingalls Industries, Inc.	2,720	287,830
Kratos Defense & Security Solutions, Inc. (a)	2,525	17,599
L-3 Communications Holdings, Inc.	4,770	579,364
Lockheed Martin Corp.	15,004	2,859,312
Moog, Inc. Class A (a)	2,325	177,956
National Presto Industries, Inc.	269	16,963
Northrop Grumman Corp.	11,248	1,551,774
Orbital Sciences Corp. (a)	3,386	89,052
Precision Castparts Corp.	8,023	1,770,676
Raytheon Co.	17,321	1,799,305
Rockwell Collins, Inc.	6,741	567,255
Spirit Aerosystems Holdings, Inc. Class A (a)	7,802	306,931
Taser International, Inc. (a)	3,020	56,897
Teledyne Technologies, Inc. (a)	1,973	204,462
Textron, Inc.	15,486	643,134
The Boeing Co.	38,333	4,788,175
The KEYW Holding Corp. (a)	1,705	17,306
TransDigm Group, Inc.	2,787	521,253
Triumph Group, Inc.	2,903	202,136
United Technologies Corp.	48,180	5,155,260
Vectrus, Inc. (a)	651	15,910

TOTAL AEROSPACE & DEFENSE		29,762,325

AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
Air Transport Services Group, Inc. (a)	940	7,689
Atlas Air Worldwide Holdings, Inc. (a)	376	13,882
CH Robinson Worldwide, Inc.	8,213	568,422
Echo Global Logistics, Inc. (a)	1,063	27,776
Expeditors International of Washington, Inc.	10,944	466,871
FedEx Corp.	15,545	2,602,233
Forward Air Corp.	1,756	84,060

	Shares	Value
Hub Group, Inc. Class A (a)	2,052	$74,467
Park-Ohio Holdings Corp.	452	24,006
United Parcel Service, Inc. Class B	39,073	4,099,148
UTi Worldwide, Inc. (a)	5,247	57,350
XPO Logistics, Inc. (a)	2,901	115,808

TOTAL AIR FREIGHT & LOGISTICS		8,141,712

AIRLINES – 1.3%
Airlines – 1.3%
Alaska Air Group, Inc.	1,942	103,373
Allegiant Travel Co.	267	35,636
American Airlines Group, Inc.	9,955	411,639
Delta Air Lines, Inc.	11,737	472,179
Hawaiian Holdings, Inc. (a)	752	13,040
Republic Airways Holdings, Inc. (a)	884	11,068
SkyWest, Inc.	708	8,156
Southwest Airlines Co.	9,595	330,836
Spirit Airlines, Inc. (a)	1,014	74,134
United Continental Holdings, Inc. (a)	5,162	272,605

TOTAL AIRLINES		1,732,666

AUTO COMPONENTS – 0.2%
Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.	8,299	269,552

BUILDING PRODUCTS – 2.0%
Building Products – 2.0%
AAON, Inc.	2,420	47,553
Allegion PLC	5,335	283,235
American Woodmark Corp. (a)	735	30,069
AO Smith Corp.	4,299	229,352
Apogee Enterprises, Inc.	1,651	72,479
Armstrong World Industries, Inc. (a)	2,578	124,827
Builders FirstSource, Inc. (a)	2,726	16,165
Continental Building Products, Inc. (a)	832	12,264
Fortune Brands Home & Security, Inc.	9,195	397,684
Gibraltar Industries, Inc. (a)	1,770	26,992
Griffon Corp.	2,307	28,353
Insteel Industries, Inc.	1,065	25,390
Lennox International, Inc.	2,600	231,192
Masco Corp.	19,761	436,125
NCI Building Systems, Inc. (a)	1,734	34,454
Owens Corning	5,895	188,994
Patrick Industries, Inc. (a)	467	19,950
PGT, Inc. (a)	2,462	23,155
Ply Gem Holdings, Inc. (a)	1,127	12,791
Quanex Building Products Corp.	2,068	41,401
Simpson Manufacturing Co., Inc.	2,335	77,242
Trex Co., Inc. (a)	1,784	76,712
Universal Forest Products, Inc.	1,109	55,417
USG Corp. (a)	4,986	133,924

TOTAL BUILDING PRODUCTS		2,625,720

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 5.9%
Commercial Printing – 0.4%
Deluxe Corp.	2,782	$169,145
Ennis, Inc.	1,504	22,304
InnerWorkings, Inc. (a)	2,159	19,604
Multi-Color Corp.	749	36,926
Quad/Graphics, Inc.	1,340	29,547
RR Donnelley & Sons Co.	11,082	193,381

		470,907

Diversified Support Services – 1.0%
Cintas Corp.	5,695	417,102
Civeo Corp.	2,227	27,147
Copart, Inc. (a)	6,285	210,170
G&K Services, Inc. Class A	1,112	70,134
Healthcare Services Group, Inc.	3,751	111,705
KAR Auction Services, Inc.	7,806	236,990
McGrath RentCorp	1,392	50,850
Mobile Mini, Inc.	2,614	114,572
Performant Financial Corp. (a)	1,811	15,629
UniFirst Corp.	836	93,264
Viad Corp.	1,144	29,183

		1,376,746

Environmental & Facilities Services – 2.6%
ABM Industries, Inc.	3,003	83,003
Ceco Environmental Corp.	1,288	18,444
Clean Harbors, Inc. (a)	3,192	158,419
Covanta Holding Corp.	6,607	145,817
Republic Services, Inc.	15,800	606,720
Rollins, Inc.	3,662	116,708
SP Plus Corp. (a)	1,278	27,886
Stericycle, Inc. (a)	4,685	590,310
Team, Inc. (a)	1,102	46,438
Tetra Tech, Inc.	3,672	98,446
US Ecology, Inc.	1,163	58,476
Waste Connections, Inc.	6,542	326,446
Waste Management, Inc.	24,490	1,197,316

		3,474,429

Office Services & Supplies – 0.8%
ACCO Brands Corp. (a)	6,298	51,833
Herman Miller, Inc.	3,296	105,472
HNI Corp.	2,513	117,231
Interface, Inc.	3,666	58,766
Kimball International, Inc. Class B	1,598	28,732
Knoll, Inc.	2,784	55,374
MSA Safety, Inc.	1,770	101,722
Pitney Bowes, Inc.	11,210	277,335
Steelcase, Inc. Class A	5,056	89,592
United Stationers, Inc.	2,224	92,897
West Corp.	1,407	45,024

		1,023,978

	Shares	Value
Security & Alarm Services – 1.1%
The ADT Corp.	9,669	$346,537
The Brink’s Co.	2,532	53,172
Tyco International Ltd.	25,545	1,096,647

		1,496,356

TOTAL COMMERCIAL SERVICES & SUPPLIES		7,842,416

CONSTRUCTION & ENGINEERING – 2.2%
Construction & Engineering – 2.2%
AECOM Technology Corp. (a)	7,885	256,657
Ameresco, Inc. Class A (a)	1,310	10,794
Argan, Inc.	603	20,990
Chicago Bridge & Iron Co. N.V.	4,639	253,475
Comfort Systems USA, Inc.	2,068	31,765
Dycom Industries, Inc. (a)	1,883	59,107
EMCOR Group, Inc.	3,742	165,134
Fluor Corp.	8,812	584,588
Foster Wheeler AG	5,534	171,720
Furmanite Corp. (a)	2,080	15,558
Granite Construction, Inc.	2,076	76,625
Great Lakes Dredge & Dock Corp. (a)	3,102	21,683
Jacobs Engineering Group, Inc. (a)	7,314	347,049
KBR, Inc.	8,145	155,407
Layne Christensen Co. (a)	989	7,121
MasTec, Inc. (a)	3,434	98,350
MYR Group, Inc. (a)	1,229	31,880
Northwest Pipe Co. (a)	557	19,929
Orion Marine Group, Inc. (a)	1,504	16,484
Pike Corp. (a)	1,668	19,916
Primoris Services Corp.	2,180	62,610
Quanta Services, Inc. (a)	11,831	403,201
Tutor Perini Corp. (a)	2,162	60,558

TOTAL CONSTRUCTION & ENGINEERING		2,890,601

DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services – 0.1%
Hillenbrand, Inc.	3,494	116,315
Matthews International Corp. Class A	1,690	77,875

TOTAL DIVERSIFIED CONSUMER SERVICES		194,190

ELECTRICAL EQUIPMENT – 7.0%
Electrical Components & Equipment – 6.8%
Acuity Brands, Inc.	2,409	335,887
AMETEK, Inc.	13,591	708,771
Brady Corp. Class A	2,636	62,842
Eaton Corp. PLC	26,355	1,802,418
Emerson Electric Co.	38,837	2,487,898
Encore Wire Corp.	1,112	42,189
EnerSys, Inc.	2,613	164,096
Enphase Energy, Inc. (a)	1,403	21,073
Franklin Electric Co., Inc.	2,231	83,306

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
FuelCell Energy, Inc. (a)	13,392	$27,052
Generac Holdings, Inc. (a)	3,810	172,745
General Cable Corp.	2,693	38,160
GrafTech International Ltd. (a)	6,757	28,988
Hubbell, Inc. Class B	2,890	327,755
Plug Power, Inc. (a)	8,521	40,134
Polypore International, Inc. (a)	2,528	111,030
Preformed Line Products Co.	170	9,688
Regal-Beloit Corp.	2,502	177,567
Rockwell Automation, Inc.	7,651	859,590
Roper Industries, Inc.	5,520	873,816
Sensata Technologies Holding N.V. (a)	8,869	432,896
SolarCity Corp. (a)	2,297	135,936
Thermon Group Holdings, Inc. (a)	1,814	44,207
Vicor Corp. (a)	803	10,929

		8,998,973

Heavy Electrical Equipment – 0.2%
AZZ, Inc.	1,410	65,932
Capstone Turbine Corp. (a)	18,194	18,194
Power Solutions International, Inc. (a)	265	17,357
PowerSecure International, Inc. (a)	1,380	15,415
The Babcock & Wilcox Co.	6,119	175,003

		291,901

TOTAL ELECTRICAL EQUIPMENT		9,290,874

INDUSTRIAL CONGLOMERATES – 17.1%
Industrial Conglomerates – 17.1%
3M Co.	34,399	5,289,534
Carlisle Cos., Inc.	3,548	315,346
Danaher Corp.	34,834	2,800,654
General Electric Co.	554,822	14,319,956
Raven Industries, Inc.	2,059	52,196

TOTAL INDUSTRIAL CONGLOMERATES		22,777,686

MACHINERY – 18.0%
Construction & Farm Machinery & Heavy Trucks – 7.9%
AGCO Corp.	4,954	219,512
Alamo Group, Inc.	402	17,222
American Railcar Industries, Inc.	545	35,867
Astec Industries, Inc.	1,103	41,815
Caterpillar, Inc.	32,813	3,327,566
Commercial Vehicle Group, Inc. (a)	1,398	9,157
Cummins, Inc.	9,658	1,411,807
Deere & Co.	19,116	1,635,183
Douglas Dynamics, Inc.	1,222	25,332
Federal Signal Corp.	3,478	49,388
FreightCar America, Inc.	723	23,837
Greenbrier Cos., Inc.	1,480	92,559
Joy Global, Inc.	5,534	291,254

	Shares	Value
Lindsay Corp.	729	$63,933
Meritor, Inc. (a)	5,304	60,943
Navistar International Corp. (a)	2,700	95,499
Oshkosh Corp.	4,696	210,193
PACCAR, Inc.	19,619	1,281,513
Terex Corp.	6,086	175,094
The Manitowoc Co., Inc.	5,492	114,453
The Toro Co.	3,142	193,956
Trinity Industries, Inc.	8,571	306,070
Twin Disc, Inc.	470	12,229
Wabash National Corp. (a)	3,937	40,551
WABCO Holdings, Inc. (a)	3,188	310,447
Wabtec Corp.	5,333	460,238

		10,505,618

Industrial Machinery – 10.1%
Actuant Corp. Class A	3,774	119,598
Albany International Corp. Class A	1,580	59,692
Altra Industrial Motion Corp.	1,504	47,406
Barnes Group, Inc.	2,603	95,166
Blount International, Inc. (a)	2,430	37,203
Briggs & Stratton Corp.	2,632	53,193
Chart Industries, Inc. (a)	1,686	78,483
CIRCOR International, Inc.	903	67,860
CLARCOR, Inc.	2,799	187,421
Colfax Corp. (a)	4,773	259,556
Columbus McKinnon Corp.	1,034	29,417
Crane Co.	2,612	162,858
Donaldson Co., Inc.	7,669	318,877
Dover Corp.	9,237	733,787
Dynamic Materials Corp.	752	13,694
EnPro Industries, Inc. (a)	1,264	81,566
ESCO Technologies, Inc.	1,496	56,878
Flowserve Corp.	7,591	516,112
Global Brass & Copper Holdings, Inc.	1,297	18,158
Graco, Inc.	3,363	263,996
Harsco Corp.	4,534	98,297
Hyster-Yale Materials Handling, Inc.	530	41,600
IDEX Corp.	4,461	334,174
Illinois Tool Works, Inc.	21,658	1,971,961
Ingersoll-Rand PLC	14,930	934,917
ITT Corp.	5,075	228,680
John Bean Technologies Corp.	1,683	50,440
Kadant, Inc.	638	26,375
Kennametal, Inc.	4,373	168,842
LB Foster Co. Class A	562	30,399
Lincoln Electric Holdings, Inc.	4,264	309,055
Mueller Industries, Inc.	3,195	103,710
Mueller Water Products, Inc. Class A	9,041	89,235
Nordson Corp.	3,353	256,672
Pall Corp.	6,082	556,016
Parker Hannifin Corp.	8,238	1,046,473
Pentair PLC	10,742	720,251

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Proto Labs, Inc. (a)	1,196	$78,183
RBC Bearings, Inc.	1,291	78,428
Rexnord Corp. (a)	4,797	141,751
Snap-on, Inc.	3,232	427,076
SPX Corp.	2,088	197,922
Standex International Corp.	728	62,790
Stanley Black & Decker, Inc.	8,237	771,313
Sun Hydraulics Corp.	1,287	51,235
Tennant Co.	980	72,255
The Middleby Corp. (a)	3,172	280,722
Timken Co.	4,061	174,582
Trimas Corp. (a)	2,530	80,100
Valmont Industries, Inc.	1,426	194,178
Watts Water Technologies, Inc. Class A	1,504	91,188
Woodward, Inc.	3,316	169,812
Xylem, Inc.	10,204	371,017

		13,410,570

TOTAL MACHINERY		23,916,188

MARINE – 0.3%
Marine – 0.3%
Kirby Corp. (a)	2,850	315,153
Matson, Inc.	564	16,068

TOTAL MARINE		331,221

PROFESSIONAL SERVICES – 3.6%
Human Resource & Employment Services – 1.2%
Barrett Business Services, Inc.	396	9,310
CDI Corp.	846	14,543
Heidrick & Struggles International, Inc.	940	19,571
Insperity, Inc.	1,316	41,533
Kelly Services, Inc. Class A	1,603	28,261
Kforce, Inc.	1,618	37,457
Korn/Ferry International (a)	2,824	78,874
Manpowergroup, Inc.	4,393	293,233
On Assignment, Inc. (a)	2,703	78,657
Robert Half International, Inc.	7,653	419,231
Towers Watson & Co. Class A	3,905	430,682
TrueBlue, Inc. (a)	2,359	58,314
WageWorks, Inc. (a)	1,859	105,982

		1,615,648

Research & Consulting Services – 2.4%
Acacia Research Corp.	2,873	51,714
CBIZ, Inc. (a)	2,513	23,195
Equifax, Inc.	6,742	510,639
Exponent, Inc.	739	58,987
FTI Consulting, Inc. (a)	2,256	91,097
Huron Consulting Group, Inc. (a)	1,306	90,911
ICF International, Inc. (a)	1,011	36,740
IHS, Inc. Class A (a)	3,779	495,163

	Shares	Value
Navigant Consulting, Inc. (a)	2,820	$43,400
Nielsen N.V.	16,791	713,450
Pendrell Corp. (a)	6,279	10,486
Resources Connection, Inc.	2,239	34,637
RPX Corp. (a)	2,603	36,572
The Advisory Board Co. (a)	2,051	110,077
The Corporate Executive Board Co.	1,871	137,893
The Dun & Bradstreet Corp.	2,051	251,883
Verisk Analytics, Inc. Class A (a)	8,315	518,440

		3,215,284

TOTAL PROFESSIONAL SERVICES		4,830,932

ROAD & RAIL – 10.2%
Railroads – 8.1%
CSX Corp.	55,608	1,981,313
Genesee & Wyoming, Inc. Class A (a)	2,884	277,441
Kansas City Southern	6,096	748,528
Norfolk Southern Corp.	17,147	1,897,144
Union Pacific Corp.	50,143	5,839,152

		10,743,578

Trucking – 2.1%
AMERCO	447	121,191
ArcBest Corp.	1,385	53,599
Avis Budget Group, Inc. (a)	5,852	326,249
Celadon Group, Inc.	1,222	23,780
Con-way, Inc.	3,169	137,439
Heartland Express, Inc.	2,752	69,185
Hertz Global Holdings, Inc. (a)	24,843	544,559
JB Hunt Transport Services, Inc.	5,223	416,639
Knight Transportation, Inc.	3,389	99,162
Landstar System, Inc.	2,485	183,915
Marten Transport Ltd.	1,410	27,664
Old Dominion Freight Line, Inc. (a)	3,613	263,279
Quality Distribution, Inc. (a)	1,599	20,723
Roadrunner Transportation Systems, Inc. (a)	1,578	32,523
Ryder System, Inc.	2,970	262,756
Saia, Inc. (a)	1,400	68,628
Swift Transportation Co. (a)	4,991	123,278
Universal Truckload Services, Inc.	474	12,476
Werner Enterprises, Inc.	2,608	71,824
YRC Worldwide, Inc. (a)	686	14,708

		2,873,577

TOTAL ROAD & RAIL		13,617,155

TRADING COMPANIES & DISTRIBUTORS – 3.2%
Trading Companies & Distributors – 3.2%
Aceto Corp.	1,508	34,292
Air Lease Corp.	5,361	196,159
Aircastle Ltd.	3,723	71,035
Applied Industrial Technologies, Inc.	2,228	108,748

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Beacon Roofing Supply, Inc. (a)	2,728	$75,484
CAI International, Inc. (a)	1,074	22,608
DXP Enterprises, Inc. (a)	602	39,906
Fastenal Co.	15,594	686,760
GATX Corp.	2,419	153,364
H&E Equipment Services, Inc.	1,772	66,255
HD Supply Holdings, Inc. (a)	7,033	202,832
Kaman Corp.	1,403	60,413
MRC Global, Inc. (a)	5,640	118,609
MSC Industrial Direct Co., Inc. Class A	2,703	218,862
NOW, Inc. (a)	5,930	178,256
Rush Enterprises, Inc. Class A (a)	1,665	63,436
Stock Building Supply Holdings, Inc. (a)	907	14,231
TAL International Group, Inc. (a)	1,780	76,771
Titan Machinery, Inc. (a)	1,001	13,774
United Rentals, Inc. (a)	5,412	595,645
Veritiv Corp. (a)	454	20,480
Watsco, Inc.	1,445	146,841
WESCO International, Inc. (a)	2,485	204,789
WW Grainger, Inc.	3,426	845,537

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,215,087

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Co. LLC	3,515	$251,815
Wesco Aircraft Holdings, Inc. (a)	3,783	67,148

TOTAL TRANSPORTATION INFRASTRUCTURE		318,963

TOTAL COMMON STOCKS (Cost $133,893,690)		132,757,288

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $95,357)	95,357	95,357

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $133,989,047)		132,852,645

NET OTHER ASSETS (LIABILITIES) – 0.1%		111,846

NET ASSETS – 100%		$132,964,491

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$132,757,288	$132,757,288	$—	$—
Money Market Funds	95,357	95,357	—	—

Total Investments in Securities:	$132,852,645	$132,852,645	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $134,007,536. Net unrealized depreciation aggregated $1,154,891, of which $3,452,713 related to appreciated investment securities and $4,607,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Quarterly Report	6

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each (NAV) business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 0.0%
Diversified Support Services – 0.0%
EnerNOC, Inc. (a)	1,655	$24,445

COMMUNICATIONS EQUIPMENT – 8.3%
Communications Equipment – 8.3%
ADTRAN, Inc.	3,757	79,686
ARRIS Group, Inc. (a)	7,940	238,359
Aruba Networks, Inc. (a)	6,760	145,881
Black Box Corp.	1,068	23,485
Brocade Communications Systems, Inc.	28,620	307,092
CalAmp Corp. (a)	2,185	42,127
Calix, Inc. (a)	2,837	30,668
Ciena Corp. (a)	7,055	118,242
Cisco Systems, Inc.	332,685	8,140,802
CommScope Holding Co., Inc. (a)	5,581	120,215
Comtech Telecommunications Corp.	1,068	40,659
Digi International, Inc. (a)	1,780	14,738
EchoStar Corp. Class A (a)	2,816	131,592
Emulex Corp. (a)	4,649	26,313
Extreme Networks, Inc. (a)	680	2,441
F5 Networks, Inc. (a)	4,925	605,676
Finisar Corp. (a)	1,544	25,816
Harmonic, Inc. (a)	6,586	43,929
Harris Corp.	6,935	482,676
Infinera Corp. (a)	7,979	115,935
InterDigital, Inc.	2,652	131,088
Ixia (a)	3,586	34,533
JDS Uniphase Corp. (a)	15,254	205,319
Juniper Networks, Inc.	27,830	586,378
Motorola Solutions, Inc.	14,840	957,180
NETGEAR, Inc. (a)	2,492	84,828
Oplink Communications, Inc.	1,246	25,979
Palo Alto Networks, Inc. (a)	3,510	371,007
Parkervision, Inc. (a)	7,016	9,191
Plantronics, Inc.	2,826	146,585
Polycom, Inc. (a)	9,185	120,140
QUALCOMM, Inc.	109,620	8,606,266
Riverbed Technology, Inc. (a)	9,932	188,609
Ruckus Wireless, Inc. (a)	4,302	55,840
ShoreTel, Inc. (a)	4,237	34,277
Sonus Networks, Inc. (a)	14,435	50,089
Ubiquiti Networks, Inc.	1,423	50,901
ViaSat, Inc. (a)	2,879	180,340

TOTAL COMMUNICATIONS EQUIPMENT		22,574,882

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Electronic Components – 1.4%
Amphenol Corp. Class A	20,465	1,035,120
AVX Corp.	3,576	51,637
Belden, Inc.	2,834	201,752
Corning, Inc.	85,014	1,736,836

	Shares	Value
Dolby Laboratories, Inc. Class A	3,276	$137,330
DTS, Inc. (a)	1,075	32,014
II-VI, Inc. (a)	3,397	45,826
InvenSense, Inc. (a)	4,838	78,424
Knowles Corp. (a)	1,388	27,010
Littelfuse, Inc.	1,463	142,701
Rogers Corp. (a)	1,214	83,001
Universal Display Corp. (a)	2,707	84,675
Vishay Intertechnology, Inc.	8,749	118,199

		3,774,525

Electronic Equipment & Instruments – 0.6%
Badger Meter, Inc.	890	50,659
Checkpoint Systems, Inc. (a)	2,670	35,404
Cognex Corp. (a)	5,340	211,250
Coherent, Inc. (a)	1,671	108,866
Control4 Corp. (a)	761	11,803
Daktronics, Inc.	2,699	35,924
Electro Scientific Industries, Inc.	1,958	13,902
FARO Technologies, Inc. (a)	1,130	63,280
FEI Co.	2,798	235,815
FLIR Systems, Inc.	9,214	308,945
GSI Group, Inc. (a)	1,958	25,160
Itron, Inc. (a)	2,653	103,281
MTS Systems Corp.	1,038	68,518
National Instruments Corp.	6,588	208,708
Newport Corp. (a)	2,772	49,591
OSI Systems, Inc. (a)	1,246	88,317
RealD, Inc. (a)	2,846	32,217
Rofin-Sinar Technologies, Inc. (a)	1,991	44,579
Vishay Precision Group, Inc. (a)	890	15,121

		1,711,340

Electronic Manufacturing Services – 1.3%
Benchmark Electronics, Inc. (a)	3,664	86,910
CTS Corp.	1,958	36,027
Fabrinet (a)	1,965	35,783
Flextronics International Ltd. (a)	38,422	411,884
IPG Photonics Corp. (a)	2,192	160,915
Jabil Circuit, Inc.	11,921	249,745
Kemet Corp. (a)	3,026	14,525
Maxwell Technologies, Inc. (a)	1,807	21,070
Mercury Systems, Inc. (a)	2,136	29,861
Methode Electronics, Inc.	2,430	95,693
Multi-Fineline Electronix, Inc. (a)	712	7,227
Park Electrochemical Corp.	1,448	37,358
Plexus Corp. (a)	2,300	95,105
Sanmina Corp. (a)	5,333	133,698
TE Connectivity Ltd.	26,594	1,625,691
Trimble Navigation Ltd. (a)	16,929	454,713
TTM Technologies, Inc. (a)	3,560	24,600

		3,520,805

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – 0.7%
Agilysys, Inc. (a)	1,047	$11,831
Anixter International, Inc.	1,814	154,499
Arrow Electronics, Inc. (a)	6,480	368,453
Avnet, Inc.	8,970	387,953
CDW Corp.	6,704	206,751
Electro Rent Corp.	1,414	21,549
Ingram Micro, Inc. Class A (a)	10,098	271,030
Insight Enterprises, Inc. (a)	2,683	61,038
PC Connection, Inc.	706	16,838
ScanSource, Inc. (a)	1,897	72,428
SYNNEX Corp.	1,911	132,203
Tech Data Corp. (a)	2,474	147,747

		1,852,320

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		10,858,990

INTERNET & CATALOG RETAIL – 0.1%
Internet Retail – 0.1%
HomeAway, Inc. (a)	5,508	192,229

INTERNET SOFTWARE & SERVICES – 16.9%
Internet Software & Services – 16.9%
Actua Corp. (a)	2,425	45,590
Akamai Technologies, Inc. (a)	11,555	696,766
Angie’s List, Inc. (a)	2,787	19,425
AOL, Inc. (a)	5,268	229,316
Bankrate, Inc. (a)	3,659	39,737
Bazaarvoice, Inc. (a)	3,388	25,241
Benefitfocus, Inc. (a)	683	18,926
Blucora, Inc. (a)	2,491	42,222
Brightcove, Inc. (a)	1,936	12,410
Carbonite, Inc. (a)	717	7,844
ChannelAdvisor Corp. (a)	1,252	17,390
comScore, Inc. (a)	2,122	89,421
Constant Contact, Inc. (a)	2,082	73,620
Conversant, Inc. (a)	4,238	149,389
Cornerstone OnDemand, Inc. (a)	3,217	116,681
CoStar Group, Inc. (a)	2,079	334,906
Cvent, Inc. (a)	936	24,280
Dealertrack Technologies, Inc. (a)	3,313	155,877
Demandware, Inc. (a)	2,029	121,639
Dice Holdings, Inc. (a)	2,670	26,620
Digital River, Inc. (a)	1,962	50,168
E2open, Inc. (a)	1,279	7,469
EarthLink Holdings Corp.	6,764	24,215
eBay, Inc. (a)	74,081	3,889,252
Endurance International Group Holdings, Inc. (a)	3,389	56,325
Envestnet, Inc. (a)	1,909	84,798
Equinix, Inc.	3,229	674,538

	Shares	Value
Facebook, Inc. Class A (a)	129,472	$9,709,105
Gogo, Inc. (a)	3,350	55,643
Google, Inc. Class A (a)	18,292	10,387,478
Google, Inc. Class C (a)	18,618	10,408,951
IAC/InterActiveCorp	5,009	339,059
Internap Network Services Corp. (a)	3,204	25,664
IntraLinks Holdings, Inc. (a)	2,644	22,844
j2 Global, Inc.	2,992	161,837
LinkedIn Corp. Class A (a)	6,837	1,565,399
Liquidity Services, Inc. (a)	80	1,022
LivePerson, Inc. (a)	3,543	51,019
LogMeIn, Inc. (a)	1,557	74,814
Marchex, Inc.	2,119	8,116
Marin Software, Inc. (a)	1,737	15,546
Marketo, Inc. (a)	1,199	38,692
MercadoLibre, Inc.	2,177	296,399
Millennial Media, Inc. (a)	2,373	4,865
Monster Worldwide, Inc. (a)	280	1,081
Move, Inc. (a)	2,486	52,082
NIC, Inc.	4,105	75,655
Pandora Media, Inc. (a)	11,342	218,674
Perficient, Inc. (a)	2,257	37,421
QuinStreet, Inc. (a)	2,087	8,452
Rackspace Hosting, Inc. (a)	7,966	305,576
RealNetworks, Inc. (a)	1,602	11,054
Rightside Group Ltd. (a)	76	720
Rocket Fuel, Inc. (a)	777	12,137
SciQuest, Inc. (a)	1,750	26,092
Shutterstock, Inc. (a)	824	64,074
SPS Commerce, Inc. (a)	1,049	61,157
Stamps.com, Inc. (a)	1,066	39,335
Textura Corp. (a)	1,293	34,446
Travelzoo, Inc. (a)	12	157
Trulia, Inc. (a)	1,889	88,122
Twitter, Inc. (a)	21,155	877,298
VeriSign, Inc. (a)	8,186	489,195
VistaPrint N.V. (a)	1,938	129,575
Web.com Group, Inc. (a)	3,137	64,403
WebMD Health Corp. (a)	2,167	92,488
XO Group, Inc. (a)	1,620	20,623
Xoom Corp. (a)	1,469	22,182
Yahoo!, Inc. (a)	62,196	2,864,126
Yelp, Inc. (a)	3,956	237,360
Zillow, Inc. Class A (a)	1,841	200,172

TOTAL INTERNET SOFTWARE & SERVICES		46,234,175

IT SERVICES – 16.0%
Data Processing & Outsourced Services – 9.5%
Alliance Data Systems Corp. (a)	3,525	998,809
Automatic Data Processing, Inc.	31,326	2,561,840
Blackhawk Network Holdings, Inc. Class B (a)	2,649	88,477

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Broadridge Financial Solutions, Inc.	7,831	$344,016
Cardtronics, Inc. (a)	2,866	110,026
Cass Information Systems, Inc.	694	32,993
Computer Sciences Corp.	9,407	568,183
Convergys Corp.	6,580	132,719
CoreLogic, Inc. (a)	5,663	177,648
CSG Systems International, Inc.	2,294	60,814
DST Systems, Inc.	2,358	227,193
Euronet Worldwide, Inc. (a)	3,152	169,168
EVERTEC, Inc.	4,473	101,537
ExlService Holdings, Inc. (a)	2,104	58,891
Fidelity National Information Services, Inc.	18,722	1,093,178
Fiserv, Inc. (a)	16,226	1,127,382
FleetCor Technologies, Inc. (a)	4,839	728,560
Global Cash Access Holdings, Inc. (a)	4,109	29,955
Global Payments, Inc.	4,675	376,337
Heartland Payment Systems, Inc.	2,331	120,396
Higher One Holdings, Inc. (a)	1,961	5,040
Jack Henry & Associates, Inc.	5,518	330,087
Mastercard, Inc. Class A	65,687	5,501,286
MAXIMUS, Inc.	4,420	214,193
MoneyGram International, Inc. (a)	1,983	17,054
Paychex, Inc.	21,256	997,757
Sykes Enterprises, Inc. (a)	2,726	58,718
Syntel, Inc. (a)	1,121	97,090
TeleTech Holdings, Inc. (a)	1,259	32,495
The Western Union Co.	34,989	593,413
Total System Services, Inc.	11,025	372,535
Vantiv, Inc. Class A (a)	9,471	292,843
VeriFone Systems, Inc. (a)	7,251	270,172
Visa, Inc. Class A	32,431	7,829,816
WEX, Inc. (a)	2,508	284,808

		26,005,429

IT Consulting & Other Services – 6.5%
Accenture PLC Class A	41,099	3,333,951
Acxiom Corp. (a)	4,883	91,996
Booz Allen Hamilton Holding Corp.	4,248	111,935
CACI International, Inc. Class A (a)	1,383	113,807
CIBER, Inc. (a)	4,628	15,134
Cognizant Technology Solutions Corp. Class A (a)	39,586	1,933,776
Computer Task Group, Inc.	932	8,202
EPAM Systems, Inc. (a)	2,448	116,868
Forrester Research, Inc.	712	28,679
Gartner, Inc. (a)	5,909	476,915
iGATE Corp. (a)	2,307	85,474
International Business Machines Corp.	62,443	10,265,629
Leidos Holdings, Inc.	4,169	152,460
Lionbridge Technologies, Inc. (a)	4,327	20,899

	Shares	Value
ManTech International Corp. Class A	1,603	$45,140
Sapient Corp. (a)	8,040	139,253
Science Applications International Corp.	2,860	139,883
ServiceSource International, Inc. (a)	4,496	17,175
Teradata Corp. (a)	10,284	435,219
Unisys Corp. (a)	3,350	85,894
Virtusa Corp. (a)	1,786	73,190

		17,691,479

TOTAL IT SERVICES		43,696,908

OFFICE ELECTRONICS – 0.4%
Office Electronics – 0.4%
Xerox Corp.	72,189	958,670
Zebra Technologies Corp. Class A (a)	3,343	246,546

TOTAL OFFICE ELECTRONICS		1,205,216

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.8%
Semiconductor Equipment – 1.8%
Advanced Energy Industries, Inc. (a)	2,737	54,138
Amkor Technology, Inc. (a)	9,211	62,451
Applied Materials, Inc.	79,225	1,750,080
Brooks Automation, Inc.	4,272	52,674
Cabot Microelectronics Corp. (a)	1,575	75,962
Cohu, Inc.	1,602	16,340
Entegris, Inc. (a)	9,294	126,213
FormFactor, Inc. (a)	3,560	28,373
KLA-Tencor Corp.	10,784	853,554
Kulicke & Soffa Industries, Inc. (a)	5,126	73,917
Lam Research Corp.	10,556	821,890
MKS Instruments, Inc.	3,516	127,982
Nanometrics, Inc. (a)	1,746	23,641
PDF Solutions, Inc. (a)	188	2,438
Photronics, Inc. (a)	4,496	40,419
Rudolph Technologies, Inc. (a)	2,512	22,055
SunEdison, Inc. (a)	16,553	322,949
Teradyne, Inc.	12,590	231,656
Tessera Technologies, Inc.	3,215	97,704
Ultratech, Inc. (a)	1,988	38,030
Veeco Instruments, Inc. (a)	2,628	94,582
Xcerra Corp. (a)	3,728	31,651

		4,948,699

Semiconductors – 11.0%
Advanced Micro Devices, Inc. (a)	42,020	117,656
Altera Corp.	20,472	703,623
Ambarella, Inc. (a)	1,527	67,631
Analog Devices, Inc.	20,403	1,012,397
Applied Micro Circuits Corp. (a)	4,949	32,020
Atmel Corp. (a)	27,590	204,718
Avago Technologies Ltd.	16,261	1,402,511
Broadcom Corp. Class A	34,847	1,459,392
Cavium, Inc. (a)	3,437	176,352

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Ceva, Inc. (a)	1,424	$23,211
Cirrus Logic, Inc. (a)	4,094	79,014
Cree, Inc. (a)	5,637	177,453
Cypress Semiconductor Corp. (a)	9,748	96,603
Diodes, Inc. (a)	2,594	67,003
Entropic Communications, Inc. (a)	582	1,455
Exar Corp. (a)	2,818	26,912
Fairchild Semiconductor International, Inc. (a)	8,188	125,686
First Solar, Inc. (a)	4,864	286,490
Freescale Semiconductor Ltd. (a)	6,879	136,823
Inphi Corp. (a)	1,668	25,821
Integrated Device Technology, Inc. (a)	9,202	151,005
Integrated Silicon Solution, Inc.	1,982	26,916
Intel Corp.	323,264	10,994,209
International Rectifier Corp. (a)	4,626	183,976
Intersil Corp. Class A	8,424	111,955
IXYS Corp.	1,602	18,695
Kopin Corp. (a)	4,094	15,557
Lattice Semiconductor Corp. (a)	8,180	54,888
Linear Technology Corp.	15,347	657,465
M/A-COM Technology Solutions Holdings, Inc. (a)	945	20,781
Magnachip Semiconductor Corp. (a)	2,153	23,963
Marvell Technology Group Ltd.	24,721	332,250
Maxim Integrated Products, Inc.	18,347	538,301
MaxLinear, Inc. Class A (a)	1,937	13,733
Mellanox Technologies Ltd. (a)	2,542	113,856
Micrel, Inc.	3,204	38,897
Microchip Technology, Inc.	12,999	560,387
Micron Technology, Inc. (a)	69,620	2,303,726
Microsemi Corp. (a)	6,195	161,504
Monolithic Power Systems, Inc.	2,469	109,105
NVE Corp. (a)	327	23,439
NVIDIA Corp.	36,358	710,435
OmniVision Technologies, Inc. (a)	3,697	99,006
ON Semiconductor Corp. (a)	28,634	237,376
PMC – Sierra, Inc. (a)	13,169	102,587
Power Integrations, Inc.	1,993	100,367
Rambus, Inc. (a)	7,347	84,123
RF Micro Devices, Inc. (a)	18,558	241,440
Semtech Corp. (a)	4,445	112,814
Silicon Image, Inc. (a)	4,984	26,714
Silicon Laboratories, Inc. (a)	2,670	121,725
Skyworks Solutions, Inc.	12,306	716,701
Spansion, Inc. Class A (a)	3,507	72,174
SunPower Corp. (a)	2,975	94,724
Synaptics, Inc. (a)	2,347	160,605
Texas Instruments, Inc.	70,079	3,480,123

	Shares	Value
TriQuint Semiconductor, Inc. (a)	10,552	$228,240
Xilinx, Inc.	17,446	775,998

		30,042,531

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		34,991,230

SOFTWARE – 20.5%
Application Software – 6.0%
ACI Worldwide, Inc. (a)	7,473	143,781
Actuate Corp. (a)	2,874	12,329
Adobe Systems, Inc. (a)	30,761	2,156,961
Advent Software, Inc.	2,842	98,220
ANSYS, Inc. (a)	6,020	472,931
Aspen Technology, Inc. (a)	6,022	222,393
Autodesk, Inc. (a)	14,766	849,636
Blackbaud, Inc.	3,076	136,882
Bottomline Technologies de, Inc. (a)	2,658	66,689
BroadSoft, Inc. (a)	1,920	43,968
Cadence Design Systems, Inc. (a)	18,934	339,865
Callidus Software, Inc. (a)	2,984	42,045
CDK Global, Inc. (a)	10,490	352,464
Citrix Systems, Inc. (a)	10,689	686,555
Compuware Corp.	14,483	147,002
Concur Technologies, Inc. (a)	3,148	403,951
Ebix, Inc.	1,964	28,969
Ellie Mae, Inc. (a)	1,761	67,587
Epiq Systems, Inc.	1,958	31,406
ePlus, Inc. (a)	391	23,878
FactSet Research Systems, Inc.	2,632	345,950
Fair Isaac Corp.	2,288	142,542
Guidance Software, Inc. (a)	1,806	12,154
Guidewire Software, Inc. (a)	4,414	220,435
Informatica Corp. (a)	7,251	258,571
Interactive Intelligence Group, Inc. (a)	1,057	51,011
Intuit, Inc.	17,510	1,541,055
Jive Software, Inc. (a)	2,620	16,008
Manhattan Associates, Inc. (a)	4,928	197,662
Mentor Graphics Corp.	6,461	136,909
MicroStrategy, Inc. Class A (a)	589	94,758
Monotype Imaging Holdings, Inc.	2,618	74,901
Net 1 UEPS Technologies, Inc. (a)	2,814	35,850
Netscout Systems, Inc. (a)	2,531	93,293
Nuance Communications, Inc. (a)	16,625	256,524
Pegasystems, Inc.	2,313	50,123
PROS Holdings, Inc. (a)	1,606	44,936
PTC, Inc. (a)	7,786	297,036
Qlik Technologies, Inc. (a)	5,850	165,848
RealPage, Inc. (a)	3,564	70,817
Salesforce.com, Inc. (a)	37,940	2,427,781
Seachange International, Inc. (a)	2,088	14,115
Silver Spring Networks, Inc. (a)	1,381	13,230

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
SolarWinds, Inc. (a)	4,424	$210,361
Solera Holdings, Inc.	4,523	234,970
Splunk, Inc. (a)	7,289	481,657
SS&C Technologies Holdings, Inc. (a)	4,604	222,465
Synchronoss Technologies, Inc. (a)	2,136	110,367
Synopsys, Inc. (a)	10,042	411,521
Tangoe, Inc. (a)	2,287	33,550
Telenav, Inc. (a)	2,097	15,140
The Ultimate Software Group, Inc. (a)	1,750	263,393
TIBCO Software, Inc. (a)	10,165	237,556
TiVo, Inc. (a)	7,461	97,366
Tyler Technologies, Inc. (a)	2,075	232,234
Verint Systems, Inc. (a)	3,872	222,601
VirnetX Holding Corp. (a)	2,782	16,330
Vringo, Inc. (a)	6,291	6,480
Workday, Inc. Class A (a)	6,181	590,162

		16,275,174

Home Entertainment Software – 0.6%
Activision Blizzard, Inc.	32,470	647,776
Electronic Arts, Inc. (a)	20,424	836,771
Glu Mobile, Inc. (a)	5,557	21,506
Rosetta Stone, Inc. (a)	1,654	15,829
Take-Two Interactive Software, Inc. (a)	6,585	174,173
Zynga, Inc. Class A (a)	12,150	30,983

		1,727,038

Systems Software – 13.9%
CA, Inc.	21,695	630,457
CommVault Systems, Inc. (a)	2,952	130,892
Covisint Corp. (a)	1,736	5,017
FireEye, Inc. (a)	4,230	143,778
Fortinet, Inc. (a)	9,041	235,518
Gigamon, Inc. (a)	52	777
Imperva, Inc. (a)	1,281	52,483
Infoblox, Inc. (a)	3,288	53,068
Microsoft Corp.	509,530	23,922,433
NetSuite, Inc. (a)	2,240	243,398
Oracle Corp.	231,656	9,046,167
Progress Software Corp. (a)	2,998	77,648
Proofpoint, Inc. (a)	1,914	84,292
Qualys, Inc. (a)	1,213	38,913
Rally Software Development Corp. (a)	233	2,381
Red Hat, Inc. (a)	12,305	725,011
Rovi Corp. (a)	6,367	132,943
ServiceNow, Inc. (a)	8,408	571,155
Symantec Corp.	45,079	1,118,861
Tableau Software, Inc. Class A (a)	2,478	204,658
Varonis Systems, Inc. (a)	347	6,760

	Shares	Value
VASCO Data Security International, Inc. (a)	2,084	$52,767
VMware, Inc. Class A (a)	5,541	463,061

		37,942,438

TOTAL SOFTWARE		55,944,650

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 20.9%
Computer Hardware – 17.5%
3D Systems Corp. (a)	6,878	259,988
Apple, Inc.	391,493	42,281,244
Cray, Inc. (a)	2,492	86,373
Diebold, Inc.	4,022	142,499
Hewlett-Packard Co.	123,086	4,416,326
NCR Corp. (a)	10,891	301,354
Silicon Graphics International Corp. (a)	2,503	21,726
Super Micro Computer, Inc. (a)	2,337	74,691

		47,584,201

Computer Storage & Peripherals – 3.4%
Electronics For Imaging, Inc. (a)	3,026	138,349
EMC Corp.	132,958	3,819,883
Immersion Corp. (a)	1,786	15,038
Lexmark International, Inc. Class A	3,849	166,123
NetApp, Inc.	21,508	920,542
QLogic Corp. (a)	5,696	67,270
Quantum Corp. (a)	15,842	20,278
SanDisk Corp.	14,735	1,387,153
Seagate Technology PLC	21,220	1,333,252
Western Digital Corp.	14,499	1,426,267

		9,294,155

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		56,878,356

TOTAL COMMON STOCKS (Cost $252,707,760)		272,601,081

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $153,379)	153,379	153,379

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $252,861,139)		272,754,460

NET OTHER ASSETS (LIABILITIES) – 0.0%		88,042

NET ASSETS – 100%		$272,842,502

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$272,601,081	$272,601,081	$—	$—
Money Market Funds	153,379	153,379	—	—

Total Investments in Securities:	$272,754,460	$272,754,460	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $252,919,107. Net unrealized appreciation aggregated $19,835,353, of which $23,027,843 related to appreciated investment securities and $3,192,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 68.2%
Commodity Chemicals – 6.7%
Axiall Corp.	7,101	$286,170
Cabot Corp.	6,546	303,931
Calgon Carbon Corp. (a)	4,856	102,122
Hawkins, Inc.	960	36,970
Koppers Holdings, Inc.	2,130	84,092
Kronos Worldwide, Inc.	2,340	31,450
LyondellBasell Industries N.V. Class A	45,164	4,138,377
Tredegar Corp.	2,270	43,175
Tronox Ltd. Class A	6,413	155,066
Westlake Chemical Corp.	4,739	334,337

		5,515,690

Diversified Chemicals – 18.4%
Eastman Chemical Co.	15,258	1,232,541
EI du Pont de Nemours & Co.	92,531	6,398,519
FMC Corp.	13,453	771,530
Huntsman Corp.	20,806	507,666
LSB Industries, Inc. (a)	1,934	72,583
Olin Corp.	7,984	193,532
The Dow Chemical Co.	121,320	5,993,208

		15,169,579

Fertilizers & Agricultural Chemicals – 11.3%
American Vanguard Corp.	2,611	30,131
CF Industries Holdings, Inc.	5,252	1,365,520
Intrepid Potash, Inc. (a)	5,736	77,149
Monsanto Co.	52,815	6,075,838
The Mosaic Co.	32,568	1,443,088
The Scotts Miracle-Gro Co. Class A	4,669	276,591

		9,268,317

Industrial Gases – 8.9%
Air Products & Chemicals, Inc.	21,393	2,880,781
Airgas, Inc.	6,744	752,226
Praxair, Inc.	29,519	3,719,099

		7,352,106

Specialty Chemicals – 22.9%
A Schulman, Inc.	2,963	104,920
Advanced Emissions Solutions, Inc. (a)	2,076	41,977
Albemarle Corp.	8,017	468,032
Ashland, Inc.	7,464	806,635
Balchem Corp.	3,102	200,699
Celanese Corp.	15,707	922,472
Chemtura Corp. (a)	9,690	225,680
Cytec Industries, Inc.	6,914	322,400
Ecolab, Inc.	27,228	3,028,570
Ferro Corp. (a)	8,064	105,800
Flotek Industries, Inc. (a)	5,268	116,739
FutureFuel Corp.	2,387	31,795
HB Fuller Co.	5,101	214,089
Innophos Holdings, Inc.	2,246	128,022
Innospec, Inc.	2,521	101,773

	Shares	Value
International Flavors & Fragrances, Inc.	8,198	$812,832
Kraton Performance Polymers, Inc. (a)	3,457	61,846
Landec Corp. (a)	2,550	32,105
Minerals Technologies, Inc.	3,495	268,101
NewMarket Corp.	1,042	404,306
OM Group, Inc.	3,238	84,285
OMNOVA Solutions, Inc. (a)	1,262	8,872
Platform Specialty Products Corp. (a)	13,175	342,550
PolyOne Corp.	9,508	351,891
PPG Industries, Inc.	13,934	2,838,216
Quaker Chemical Corp.	1,365	112,039
Rayonier Advanced Materials, Inc.	4,336	123,706
Rockwood Holdings, Inc.	7,310	562,212
RPM International, Inc.	13,425	608,153
Sensient Technologies Corp.	5,018	296,965
Sigma-Aldrich Corp.	11,980	1,628,202
Stepan Co.	2,072	91,748
The Sherwin-Williams Co.	8,539	1,960,213
The Valspar Corp.	8,105	665,907
WR Grace & Co. (a)	7,326	693,040
Zep, Inc.	2,138	34,336

		18,801,128

TOTAL CHEMICALS		56,106,820

CONSTRUCTION MATERIALS – 2.5%
Construction Materials – 2.5%
Eagle Materials, Inc.	4,805	420,101
Headwaters, Inc. (a)	7,380	93,726
Martin Marietta Materials, Inc.	5,688	665,041
United States Lime & Minerals, Inc.	223	15,635
Vulcan Materials Co.	13,212	815,312

TOTAL CONSTRUCTION MATERIALS		2,009,815

CONTAINERS & PACKAGING – 9.3%
Metal & Glass Containers – 3.7%
Aptargroup, Inc.	6,618	411,904
Ball Corp.	13,345	859,819
Berry Plastics Group, Inc. (a)	11,935	310,549
Crown Holdings, Inc. (a)	13,959	669,055
Greif, Inc. Class A	2,568	113,146
Myers Industries, Inc.	2,897	43,281
Owens-Illinois, Inc. (a)	16,640	428,813
Silgan Holdings, Inc.	4,495	220,974

		3,057,541

Paper Packaging – 5.6%
Avery Dennison Corp.	9,604	449,947
Bemis Co., Inc.	10,169	391,201
Graphic Packaging Holding Co. (a)	33,144	402,037
MeadWestvaco Corp.	16,917	747,224
Packaging Corp. of America	9,913	714,529
Rock Tenn Co. Class A	14,503	741,829

Quarterly Report	2

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	20,668	$749,215
Sonoco Products Co.	10,336	422,432

		4,618,414

TOTAL CONTAINERS & PACKAGING		7,675,955

METALS & MINING – 15.4%
Aluminum – 2.8%
Alcoa, Inc.	118,161	1,980,378
Century Aluminum Co. (a)	5,373	157,322
Kaiser Aluminum Corp.	1,855	129,015

		2,266,715

Diversified Metals & Mining – 4.5%
Compass Minerals International, Inc.	3,409	292,083
Freeport-McMoRan, Inc.	104,678	2,983,323
Globe Specialty Metals, Inc.	5,977	112,427
Horsehead Holding Corp. (a)	5,126	80,530
Materion Corp.	2,060	81,267
Molycorp, Inc. (a)	19,644	27,109
RTI International Metals, Inc. (a)	2,933	69,072
Walter Energy, Inc.	6,611	15,933

		3,661,744

Gold – 1.6%
Allied Nevada Gold Corp. (a)	1,037	1,441
Gold Resource Corp.	3,857	15,004
Newmont Mining Corp.	50,318	943,966
Royal Gold, Inc.	6,528	373,075

		1,333,486

Precious Metals & Minerals – 0.3%
Coeur Mining, Inc. (a)	10,398	38,473
Hecla Mining Co.	34,742	75,737
McEwen Mining, Inc. (a)	8,777	10,883
Stillwater Mining Co. (a)	12,074	158,532

		283,625

Steel – 6.2%
AK Steel Holding Corp. (a)	17,275	130,772
Allegheny Technologies, Inc.	11,013	361,777
AM Castle & Co. (a)	1,647	12,105
Carpenter Technology Corp.	4,779	239,189
Cliffs Natural Resources, Inc.	14,885	167,159
Commercial Metals Co.	11,288	195,170
Haynes International, Inc.	1,260	58,577
Nucor Corp.	32,103	1,735,488
Olympic Steel, Inc.	204	4,104
Reliance Steel & Aluminum Co.	7,826	528,098

	Shares	Value
Schnitzer Steel Industries, Inc. Class A	2,649	$62,384
Steel Dynamics, Inc.	22,521	518,208
SunCoke Energy, Inc. (a)	7,055	168,615
TimkenSteel Corp.	3,749	152,134
United States Steel Corp.	14,592	584,264
Universal Stainless & Alloy Products, Inc. (a)	720	18,511
Worthington Industries, Inc.	5,307	205,116

		5,141,671

TOTAL METALS & MINING		12,687,241

PAPER & FOREST PRODUCTS – 4.5%
Forest Products – 0.5%
Boise Cascade Co. (a)	3,373	121,630
Deltic Timber Corp.	1,147	74,658
Louisiana-Pacific Corp. (a)	14,400	210,240

		406,528

Paper Products – 4.0%
Clearwater Paper Corp. (a)	2,055	132,239
Domtar Corp.	6,511	267,407
International Paper Co.	41,479	2,099,667
KapStone Paper and Packaging Corp. (a)	8,694	267,428
Neenah Paper, Inc.	1,712	104,449
PH Glatfelter Co.	4,434	111,870
Resolute Forest Products, Inc. (a)	6,807	126,338
Schweitzer-Mauduit International, Inc.	3,123	134,476
Wausau Paper Corp.	4,234	41,874

		3,285,748

TOTAL PAPER & FOREST PRODUCTS		3,692,276

TOTAL COMMON STOCKS (Cost $85,480,440)		82,172,107

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $109,624)	109,624	109,624

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $85,590,064)		82,281,731

NET OTHER ASSETS (LIABILITIES) – 0.0%		(27,688)

NET ASSETS – 100%		$82,254,043

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Common Stocks	$82,172,107	$82,172,107	$—	$—
Money Market Funds	109,624	109,624	—	—

Total Investments in Securities:	$82,281,731	$82,281,731	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $85,601,457. Net unrealized depreciation aggregated $3,319,726, of which $1,392,262 related to appreciated investment securities and $4,711,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 81.8%
Alternative Carriers – 18.6%
8x8, Inc. (a)	159,947	$1,257,183
Cogent Communications Holdings, Inc.	35,674	1,210,775
inContact, Inc. (a)	138,064	1,228,770
Inteliquent, Inc.	76,372	1,285,341
Iridium Communications, Inc. (a)	150,756	1,432,182
Level 3 Communications, Inc. (a)	53,736	2,520,756
Lumos Networks Corp.	72,783	1,251,868
Premiere Global Services, Inc. (a)	85,595	896,180
tw telecom, Inc. (a)	53,685	2,296,644
Vonage Holdings Corp. (a)	309,855	1,078,295

		14,457,994

Integrated Telecommunication Services – 63.2%
AT&T, Inc.	492,005	17,141,454
Atlantic Tele-Network, Inc.	20,589	1,383,375
CenturyLink, Inc.	82,516	3,422,763
Cincinnati Bell, Inc. (a)	302,237	1,109,210
Consolidated Communications Holdings, Inc.	75,146	1,946,281
Frontier Communications Corp.	340,941	2,229,754
General Communication, Inc. Class A (a)	98,127	1,151,030
IDT Corp. Class B	68,010	1,120,805
Verizon Communications, Inc.	345,449	17,358,812
Windstream Holdings, Inc.	207,516	2,174,768

		49,038,252

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		63,496,246

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 18.1%
Wireless Telecommunication Services – 18.1%
Boingo Wireless, Inc. (a)	158,564	$1,111,534
Contra Leap Wireless (a)	18,242	45,970
NTELOS Holdings Corp.	74,626	752,230
SBA Communications Corp. Class A (a)	30,943	3,475,827
Shenandoah Telecommunications Co.	45,021	1,332,171
Spok Holdings, Inc.	76,816	1,247,492
Sprint Corp. (a)	269,091	1,595,709
T-Mobile US, Inc. (a)	72,193	2,107,314
Telephone & Data Systems, Inc.	53,023	1,359,510
United States Cellular Corp. (a)	27,309	994,594

TOTAL WIRELESS TELECOMMUNICATION SERVICES		14,022,351

TOTAL COMMON STOCKS (Cost $75,303,520)		77,518,597

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $62,137)	62,137	62,137

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $75,365,657)		77,580,734

NET OTHER ASSETS (LIABILITIES) – 0.0%		(26,368)

NET ASSETS – 100%		$77,554,366

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$77,518,597	$77,518,597	$—	$—
Money Market Funds	62,137	62,137	—	—

Total Investments in Securities:	$77,580,734	$77,580,734	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $75,449,912. Net unrealized appreciation aggregated $2,130,822, of which $3,860,566 related to appreciated investment securities and $1,729,744 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will

Quarterly Report	2

be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2014

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 52.5%
Electric Utilities – 52.5%
ALLETE, Inc.	6,630	$346,351
American Electric Power Co., Inc.	80,442	4,692,986
Cleco Corp.	9,958	535,342
Duke Energy Corp.	116,616	9,580,004
Edison International	51,032	3,193,583
El Paso Electric Co.	6,693	253,263
Empire District Electric Co.	7,194	204,597
Entergy Corp.	29,603	2,487,244
Exelon Corp.	141,512	5,177,924
FirstEnergy Corp.	69,225	2,584,862
Great Plains Energy, Inc.	25,501	686,742
Hawaiian Electric Industries, Inc.	16,831	473,961
IDACORP, Inc.	8,316	525,821
ITC Holdings Corp.	26,054	1,031,999
MGE Energy, Inc.	5,772	256,681
NextEra Energy, Inc.	71,907	7,206,520
Northeast Utilities	52,117	2,571,974
NRG Yield, Inc. Class A	5,514	275,535
OGE Energy Corp.	32,880	1,226,095
Otter Tail Corp.	5,387	166,997
Pepco Holdings, Inc.	41,465	1,133,653
Pinnacle West Capital Corp.	18,236	1,120,967
PNM Resources, Inc.	13,117	378,425
Portland General Electric Co.	12,962	471,946
PPL Corp.	104,137	3,643,754
The Southern Co.	146,798	6,805,555
UIL Holdings Corp.	9,345	384,453
Unitil Corp.	2,218	77,275
Westar Energy, Inc.	21,318	806,034
Xcel Energy, Inc.	82,777	2,770,546

TOTAL ELECTRIC UTILITIES		61,071,089

GAS UTILITIES – 6.5%
Gas Utilities – 6.5%
AGL Resources, Inc.	19,692	1,061,596
Atmos Energy Corp.	16,570	878,210
Chesapeake Utilities Corp.	2,382	115,360
National Fuel Gas Co.	11,793	816,429
New Jersey Resources Corp.	6,944	406,085
Northwest Natural Gas Co.	4,502	211,279
ONE Gas, Inc.	8,674	329,178
Piedmont Natural Gas Co., Inc.	12,935	491,659
Questar Corp.	28,987	698,877
South Jersey Industries, Inc.	5,438	318,884
Southwest Gas Corp.	7,727	448,862
The Laclede Group, Inc.	6,940	352,344
UGI Corp.	28,520	1,074,919
WGL Holdings, Inc.	8,612	404,764

TOTAL GAS UTILITIES		7,608,446

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.4%
Independent Power Producers & Energy Traders – 4.4%
AES Corp.	113,739	$1,600,308
Calpine Corp. (a)	59,413	1,355,805
Dynegy, Inc. (a)	14,161	431,910
NRG Energy, Inc.	54,452	1,632,471
Ormat Technologies, Inc.	2,692	77,933

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		5,098,427

MULTI-UTILITIES – 33.7%
Multi-Utilities – 33.7%
Alliant Energy Corp.	18,327	1,134,625
Ameren Corp.	40,049	1,695,675
Avista Corp.	9,950	352,727
Black Hills Corp.	7,349	402,211
CenterPoint Energy, Inc.	67,379	1,654,154
CMS Energy Corp.	44,489	1,453,456
Consolidated Edison, Inc.	48,285	3,059,338
Dominion Resources, Inc.	95,841	6,833,463
DTE Energy Co.	29,172	2,396,771
Integrys Energy Group, Inc.	13,209	960,030
MDU Resources Group, Inc.	30,008	845,625
NiSource, Inc.	51,921	2,183,797
NorthWestern Corp.	6,456	341,135
PG&E Corp.	76,621	3,855,569
Public Service Enterprise Group, Inc.	83,414	3,445,832
SCANA Corp.	22,212	1,219,217
Sempra Energy	38,414	4,225,540
TECO Energy, Inc.	38,611	757,162
Vectren Corp.	13,661	614,062
Wisconsin Energy Corp.	37,214	1,848,047

TOTAL MULTI-UTILITIES		39,278,436

WATER UTILITIES – 2.7%
Water Utilities – 2.7%
American States Water Co.	6,457	231,031
American Water Works Co., Inc.	29,549	1,577,030
Aqua America, Inc.	29,288	767,346
California Water Service Group	7,970	207,459
Connecticut Water Service, Inc.	1,916	71,218
Middlesex Water Co.	2,690	60,659
Pattern Energy Group Inc.	4,988	143,555
SJW Corp.	2,585	82,617

TOTAL WATER UTILITIES		3,140,915

TOTAL COMMON STOCKS (Cost $113,980,099)		116,197,313

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $55,210)	55,210	$55,210

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $114,035,309)		116,252,523

NET OTHER ASSETS (LIABILITIES) – 0.1%		156,336

NET ASSETS – 100%		$116,408,859

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$116,197,313	$116,197,313	$—	$—
Money Market Funds	55,210	55,210	—	—

Total Investments in Securities:	$116,252,523	$116,252,523	$—	$—

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $114,042,808. Net unrealized appreciation aggregated $2,209,715, of which $2,877,594 related to appreciated investment securities and $667,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2014

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2014